ANNUAL REPORT

December 31, 1999

ADVANCE CAPITAL I, INC.
An investment company with five funds

TABLE OF CONTENTS
--------------------------------------------
                                        Page
A Letter to Our Shareholders..............1
Investment Performance....................3
Financial Highlights.....................12

PORTFOLIO OF INVESTMENTS
      	Equity Growth Fund...............17
	Bond Fund........................22
	Balanced Fund....................27
	Retirement Income Fund...........40
	Cornerstone Stock Fund...........48

Statement of Assets and Liabilities......50
Statement of Operations..................51
Statement of Changes in Net Assets.......52
Notes to Financial Statements............55
Report of Independent Accountants........59
Additional Information...................60

Dear Shareholders,

	From the White House to Wall Street, the stories that filled the news headlines over the past year have left a lasting impression on America's culture. History won't soon forget, for instance, the impeachment trial or the potential catastrophic impact that Y2K computer glitches promised, but didn't deliver. Foreign markets, especially Asia and Russia were digging themselves out of a devastating economic collapse while genocide gripped the Balkans. All the while, the longest running U.S. economic expansion showed little sign of slowing. The underlying fundamentals of moderate inflation, high consumer confidence and robust corporate earnings thrust equity values into the stratosphere while fixed income securities languished amid fears of possible future inflation. Driving the growth has been the explosion of technology surrounding the Internet. A plethora of dot-com companies unveiled the latest technology gizmos to make our lives easier and information more accessible than ever dreamed possible just a few years ago.

	 Free flowing capital, which has been the bedrock of our current economic boom, would not have been possible without tough political and financial decisions engineered by past generations.
The United Nations, for instance, was organized after the catastrophes of W.W. II. A solid financial system, which included the inception of the Securities and Exchange Commission, was put into place after the devastating effects of the Great Depression. The Cold War ended by the early 1990's with a massive nuclear arms reduction and in 1997 the U.S. posted its first budget surplus in more than thirty years. The foresight of past generations to develop long term solutions to enormous problems has produced in the longest economic expansion on record, the lowest unemployment rate in thirty years, low inflation and general peace throughout the world. Fostering the growth of capitalism has propelled the entrepreneurial spirit and funded the advancements in technology which has reshaped business and personal communications.

	"The wave of the future is coming and there is no fighting it." (Anne Morrow Lindbergh). This quote rings particularly true in the fast paced world of new technology inventions. The explosion of Internet startups and their IPOs have catapulted many companies into multi-billion dollar entities, some in a few short weeks. Investors are stuck between justifying astronomical stock valuations or missing out on a possible fundamental shift in consumer and business demand for products. This dynamic environment has kept industry leaders such as Microsoft, Intel and Lucent under pressure to remain innovative and flexible or risk losing market share to smaller startups.

	The red-hot technology sector coupled with solid economic fundamentals and seemingly insatiable consumer demand has propelled the equity markets to record highs. The technology loaded NASDAQ
100 returned 101 percent for the year, while the S&P 500 was up
21 percent. Fixed income securities with long maturities were hit hard all year as a stellar economy kept inflationary fears high and interest rates on the rise. The Equity Growth Fund increased 50.1 percent for the year while the S&P MidCap Index increased 14.7 percent. The Balanced Fund with its 60-40 mix of stocks and bonds, increased 8.4 percent compared to a 9.0 percent increase in the Lipper Balanced Fund Index. The Bond and Retirement Income Funds returned -3.7 percent and -2.3 percent, respectively, compared to the Lipper BBB Bond Index return of -1.1 percent. The Cornerstone Stock Fund returned 29.6 percent compared to the S&P 500 Index which returned 21.0 percent.

	Looking ahead it is difficult not to be very cautious about the short run, but long run fundamentals remain solid. Several years ago, a select few on Wall Street were touting a "New Era of Investing" in which the equity markets would remain robust for an extended period of time. Their thesis was based upon an aging baby boom generation flush with cash and the determination to spend or invest it. In addition, they theorized, that the technology boom would continue to expand worker productivity while reducing costs and increasing the profitability of corporations.
Also, a shift toward more service related jobs from the often volatile manufacturing sector would defray the dreaded business cycle effect on the economy. While we do not flatly accept that equity values will rise indefinitely, credible evidence suggests an extended economic boom with relatively low inflation and near full employment should continue unless an unexpected shock should befall the economy.

	The most immediate concern remains the inflationary effect of full employment, rising oil prices and unprecidented consumer demand. After three rate increases in 1999, the Federal Reserve remains poised to push rates higher if economic growth continues on its torrid pace. Higher rates have already hurt bond returns and the stock market could be in for a rough ride in the year ahead if rates creep any higher. As with any forecast scenario, there are many unknowns and a virtually infinite number of outcomes. Our current financial path, however, makes it difficult to be anything other than extremely cautious about stocks for the year. Bonds we expect will provide positive total returns for the new year.

	At December 31, 1999, the five Advance Capital I, Inc. Funds held just over $580 million in total assets, about 36 percent more than the prior year. Our focus has been and will remain on the long term. Intelligent investment decisions, broad diversification and control of costs comprise the cornerstones of our investment philosophy. We fully expect this approach will continue to serve our investors well over time. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives.
If you have questions or if we may be of service, please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

                               Sincerely,



/s/ John C. Shoemaker                /s/ Robert J. Cappelli
John C. Shoemaker	    	     Robert J. Cappelli

February 7, 2000

INVESTMENT PERFORMANCE

ADVANCE CAPITAL I, INC. IS AN OPEN-END, DIVERSIFIED MANAGEMENT
INVESTMENT COMPANY OFFERING INVESTMENT OPPORTUNITIES IN FIVE
MUTUAL FUND PORTFOLIOS.


         1999 FUND RESULTS
         Equity Growth         50.1%
         Balanced               8.4%
         Bond                  -3.7%
         Retirement Income     -2.3%
         Cornerstone Stock     29.6%


	The accompanying comments are intended to help investors evaluate the dynamics of mutual fund performance. The charts and tables that follow show the average annual return of each Fund as well as selected measures of general stock and bond market returns. The Consumer Price Index (CPI) is also shown to illustrate the impact inflation has on investment returns.

	Figures for the life of the Balanced and Bond Funds begin August 31, 1987. The figures for the Bond Fund reflect a substantial change in objectives on March 9, 1999. The Retirement Income Fund figures begin on January 1, 1993, the start date for the Fund. The historical figures for the Equity Growth Fund begin January 1, 1994. Figures for the Cornerstone Stock Fund begin on December 17, 1998, the start date for the Fund.

THE EQUITY GROWTH FUND IN 1999

THE ADVANCE CAPITAL I EQUITY GROWTH FUND SEEKS LONG-TERM GROWTH
OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL,
RAPIDLY GROWING COMPANIES.



            TOP FIVE INDUSTRIES
            Computer Software         17.0%
            Semiconductor              8.4%
            Retail Store               5.9%
            Computer Peripheral        5.9%
            Broadcasting/Cable TV      6.0%


	The Equity Growth Fund returned 50.1 percent in 1999 while the S&P 400 Mid Cap Index returned 14.7 percent and the Lipper
Mid Cap Growth Index returned 73.7 percent. The accompanying graph shows the cumulative performance of the Equity Growth Fund, the Lipper Mid Cap Growth Index, the S&P 400 Mid Cap Index and the Consumer Price Index (CPI) since the beginning of 1994.

	Despite several financial obstacles, investors remained upbeat about stocks through most of 1999. The first part of the year brought uncertainty about the stability of foreign markets and the potential negative impact on domestic prosperity. Several restructuring packages by the International Monetary Fund stopped the economic hemorrhaging in Asia and Russia which quelled investors' fears. Skepticism turned to slight optimism when corporate earnings for the first quarter showed surprising strength. Late in the second quarter and into the third, GDP growth came roaring back while inflation remained remarkably tame. This combination was the catalyst for investors to push stock values higher, especially Internet related companies and those heavily involved in technology. By the beginning of the fourth quarter the NASDAQ 100 had already returned 31 percent for the year. During the fourth quarter that Index returned
54 percent, producing an unbelievable 101 percent return for the year.

	In contrast to the prior four years, during which large
cap growth soundly outperformed mid cap growth, this past year saw mid cap growth stocks drastically outperform their larger counterparts. The characteristics of small to mid sized companies along with relatively high valuations on large cap stocks and enthusiasm for the technology sector accounted for the shift in returns. Small to mid cap stocks have market capitalization's under $10 billion. They typically represent emerging companies with new services or technologies which, if broadly adopted, could produce significant earnings growth and market share. In 1980 for example a small, relatively unknown company entered the market with a new computer operating system designed to make setup and operation of IBM computers easier and more user friendly. In the twenty years since, Microsoft has grown from a small cap stock into a technology behemoth with the highest market capitalization
of any domestic company.   Today, Microsoft sells hundreds of
products and generates annual sales of about $25 billion. Although its market strength and stock performance will be difficult to duplicate, investors are scrambling to find companies with similar potential amid the recent technological boom gripping the market.

	Economic data points to a strong new year with continued low unemployment and solid corporate earnings. Investors and the Fed worry that inflation will creep into the economy if GDP growth continues on its torrid pace. Bond investors have already pushed yields significantly higher over the past year. Rising interest rates will eventually begin to weigh on stock values.

THE EQUITY GROWTH FUND

[EDGAR REFERENCE - LIPPER MID CAP, EQUITY GROWTH, S & P 400
MID CAP AND CPI INDEX LINE CHART FOR 1994-1999]

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999

                                Past 1      Past 5     Life of
                                Year        Years      Fund
                                ------      ------     -------
Equity Growth Fund              50.14%      27.18%     21.35% *
S&P 400 Mid Cap Index  	        14.70%      23.01%     18.12%
Lipper Mid Cap Growth Index     73.72%      28.07%     22.90%
Consumer Price Index (CPI)       2.63%	     2.43%      2.46%



Past performance should not be used to attempt to predict future performance.

	*The investment objectives and policies of the Equity Growth Fund were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time. The five year and life of fund figures reflect results since that change.

THE BOND FUND IN 1999

THE ADVANCE CAPITAL I BOND FUND SEEKS TO PROVIDE INVESTORS WITH
CURRENT INCOME BY INVESTING AT LEAST 65 PERCENT IN CORPORATE OR U.S. GOVERNMENT BONDS AND AS MUCH AS 45 PERCENT IN LOWER-RATED HIGH-
YIELDING INSTRUMENTS.


           AS OF 12/31/99
           Average Maturity         13.4 Years
           Average Quality                BBB+
           Average Duration          7.4 Years
           Size                    $34 Million


	The shareholders in the Bond Fund approved a change in investment objectives on March 9, 1999. The effect of the change was to lengthen the average maturity of the investment grade portion of the Fund and to include high yield and GNMA bonds in the Fund. For the year, the Bond Fund declined 3.7 percent, compared to the Lipper Intermediate Bond Index which declined .98 percent.
The Bond Fund's return represents 6.1 percent from income distributed to shareholders and a 9.8 percent decrease in share price. The accompanying graph shows the cumulative performance of the Bond
Fund, the Balanced Fund, the Lipper Intermediate Bond Index, the Consumer Price Index (CPI) and the Lipper Balanced Index since
August 1987, the Fund's inception.

	In the first half of 1999, the U.S. economy appeared destined to succumb, in some way, to the foreign contagion which had rocked many Asian economies over the prior two years. Diligent fiscal restructuring along with continued help by the International Monetary Fund, however, helped to stabilize many of those economies. This quelled domestic fears of a near term recession or slowdown hitting the U.S. economy. The all clear was sounded by mid summer as consumer confidence snapped back to its prior high and GDP growth, which had fallen in the second quarter, jumped to an annualized rate of 5.7 percent for the third quarter. In addition, the unemployment rate hit a 30 year low and oil prices more than doubled from $10 a barrel early in the year to about $25 a barrel by December. The remarkable resilience of the U.S. economy to rebound from severe foreign pressures did not go unnoticed. The Federal Reserve raised interest rates three times from June through November in order to suppress renewed inflationar pressures and slow the torrid pace of GDP growth.

	A strong U.S. economy combined with rising interest rates left fixed income investors stunned and returns negative for 1999. The 30 year U.S. Treasury bond declined about 14.3 percent (including interest) for the year while the ten year treasury bond was off about 7.8 percent (including interest). Most investment grade corporate bonds posted negative returns, the severity depended on specific maturity and underlying credit quality. High yield bonds faired a bit better, returning on average about 1.5 percent for the year.

	At December 31, the Bond Fund was fully invested with an overall portfolio maturity of about 13 years. The Fund's maturity is near the middle of the new target range of 10 to 20 years and longer than the year earlier figure of 8.2 years. The changes to investment objective accounted for the rise in average portfolio maturity over last year.
The average quality of the Fund declined to BBB+ from A a year earlier. Again the difference represents implementing the change in investment objectives to incorporate high yield bonds into the Fund which, by definition, have a lower rating than investment grade bonds.

	Today, underlying economic strength combined with an enthusiastic consumer and record high equity values has the Federal Reserve poised to raise interest rates further to cool economic growth to a more sustainable level. In the short term, higher rates would not bode well for fixed income investments. In the long run, however, higher rates would keep economic growth and consumer spending in check and fixed income investments more attractive. The Bond Fund's characteristics of long investment grade corporate bonds along with high yield bonds should keep the Fund well positioned relative to its peers should this scenario fold.

THE BALANCED FUND IN 1999

THE ADVANCE CAPITAL I BALANCED FUND SEEKS TO PROVIDE CAPITAL APPRECIATION, CURRENT INCOME AND PRESERVATION OF CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS AND BONDS.

                 AS OF 12/31/99
                 Bonds                        40%
                 Small Stocks                 23%
                 Large Stocks                 37%
                 Size                $167 Million


	The Balanced Fund increased 8.4 percent in 1999 while the Lipper Balanced Index increased 9.0 percent. The accompanying graph illustrates the cumulative performance of the Balanced Fund, the Bond Fund, the Lipper Intermediate Bond Index, the Lipper Balanced Index and the Consumer Price Index (CPI) since August 1987, the Fund's inception. Although the Fund began in August of 1987, the investment objectives and policies were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time.

	The Balanced Fund's investment mix of 40 percent investment grade bonds, 40 percent large cap value and 20 percent mid cap growth kept the fund well diversified while producing investment returns
in-line with the average balanced fund.   The global slowdown which
plagued many foreign countries late in 1998, appeared destined to hit the U.S. economy in 1999. The Federal Reserve lowered rates three times late in 1998 to defray this threat and quell the growing fear of a market correction. Lower rates along with strong underlying economic fundamentals brought investors back into the market and lifted GDP growth by the second half of 1999. As optimism returned, investors pulled money out of fixed income investments in favor of the high growth technology sector. By mid year, U.S. economic growth had rebounded significantly and the risk of a recession had vanished. In fact, inflation fears crept back into the economy which sent the Federal Reserve on course to reverse the prior three rate reductions by the end of 1999. A stark reversal in interest rates did not bode well for fixed income securities. The yield on the thirty year U.S. Treasury bond rose from about 5 percent at the beginning of the year to around 6.5 percent at year end, which conversely, led to a significant price decline in most fixed income securities.

	While technology was on a tear, large cap value stocks, on average, returned less than 10 percent while large cap growth stocks returned around 20 percent. The distinct gap between these sectors illustrates the exuberance surrounding technology relative to the staid industrial sector. Traditional value investing utilizes fundamental analysis to determine a company's worth based on book value of assets, sales growth and relative P/E ratio. Finding a value stock equates to buying when a company's worth is not fully priced into the current market value of the stock. Conversely, growth investing, especially with today's Internet stocks, relies less on traditional fundamental analysis and more on future earning expectations, growth of proprietary technology and projected market position. Although both strategies are important to a well balanced portfolio, traditional value investing has outperformed growth investing over long investment periods.

	Today, the high flying technology sector has come under some pressure from profit taking and rising interest rates. The underlying economic fundamentals, however, remain positive and the possibility of a severe market correction or domestic recession appears remote. The Balanced Fund's allocation between large company value, small company growth and fixed income securities, along with proper industry diversification, should continue to provide a consistency and balanced returns within the dynamic investment environment.

THE BOND AND BALANCED FUND

[EDGAR REFERENCE - LIPPER BALANCED, BALANCED, LIPPER BOND, BOND AND CPI INDEX LINE CHART FOR 1987-1999]

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999


                                  Past 1     Past 5    Past 10
                                  Year       Years     Years
                                  ------     ------    -------
Balanced Fund *                    8.37%     17.35%    10.61%
Bond Fund **                      -3.70%      7.08%     7.10%
Lipper Intermediate Bond Index     -.98%      6.73%     7.06%
Lipper Balanced Index              8.98%     15.43%    12.32%
Consumer Price Index (CPI)         2.63%      2.43%     2.99%


Past performance should not be used to attempt to predict future performance.

	*The investment objectives and policies of the Balanced Fund were changed at the end of 1993 and T. Rowe Price Associates was added as sub-investment advisor to the Fund at that time. The five year figures reflect results since that change.

	** The investment objectives of the Bond Fund changed on March 9, 1999 by a majority vote of outstanding shares. Returns for Past 5 Years and Life of Fund incorporate prior investment objectives.

THE RETIREMENT INCOME FUND IN 1999

THE ADVANCE CAPITAL I RETIREMENT INCOME FUND SEEKS TO PROVIDE
INVESTORS WITH CURRENT INCOME BY INVESTING AT LEAST 65 PERCENT IN
INVESTMENT GRADE CORPORATE AND U.S. GOVERNMENT BONDS AND AS MUCH AS 33 PERCENT IN LOWER-RATED HIGH-YIELDING INSTRUMENTS.


              AS OF 2/31/99
              Average Maturity              14.6 Years
              Average Quality                      BBB
              Average Duration               7.5 Years
              Size                        $205 Million


	The Retirement Income Fund declined 2.3 percent for the year while the Lipper BBB Index declined 1.1 percent. The Retirement Income Fund's return was comprised of 6.7 percent from income distributed to shareholders and a 9.0 percent decrease in share price. The accompanying graph shows the cumulative performance of the Retirement Income Fund, the Lipper BBB Index and the Consumer Price Index (CPI) since January 1993, the Fund's inception.

	The past year proved particularly difficult for most fixed income investments. The Federal Reserve raised rates three times over the past eight months, partially to reverse three rate cuts enacted during the 1998 Asian financial crisis and also to slow economic growth. The Fed's action pushed the yield on the 30 year U.S. Treasury bond from about 5 percent at the beginning of the year to around 6.5 percent by year's end. Also, many fixed income investors were tempted by the red-hot equity market which sapped demand for fixed income securities as money flowed from bonds into stocks. The Retirement Income Fund holds about 67 percent of total assets in investment grade corporate bonds with long average maturities. This made it particularly susceptible to rising rates during the year. Although the traditional measures of inflation are tame, underlying concerns about wage pressures, rising oil prices and general prosperity has left fixed income investors worried about future inflation. Overall, high yield returns were slightly positive even though certain sectors performed poorly and the market was quite volatile. The health care industry, for example, was adversely affected by the government's decision to mandate a Prospective Payment System for long term care facilities. This complicated payment scheme forced some companies to reconfigure their cost and revenue structures. Pressure to change did not sit well with high yield investors and, as expected, several bonds in this sector declined in price. Another sector hit hard was consumer textile and apparel. The significant trade imbalance with Asia kept import prices cheap and domestic apparel companies under severe pricing pressure. For example, Fruit of the Loom, a well known domestic apparel company, filed for Chapter 11 bankruptcy protection in December as a result of high debt and poor market conditions.

	Since the Asian crisis in the fall of 1998, high yield investors have favored large, liquid issues with sound fundamentals and higher quality ratings within the high yield universe. The smaller issues or lower rated bonds have come under pressure as investors shift to more stable names. Also, 1999 showed a sizable increase in distressed rates among high yield issuers. The Retirement Income Fund, although not immune to these pressures, is well diversified with more than 77 high yield names in ten different industries. Also, since inception, our strategy has favored large, liquid issues with solid fundamentals, good growth prospects and upper tier credit ratings within the high yield universe.
This basic philosophy has kept problem names to a minimum while generating a competitive income yield.

	Today, the Retirement Income Fund holds approximately 67 percent of assets in long maturing investment grade and about 33 percent in high yield securities. The average maturity is about 14.6 years and overall portfolio quality is BBB. We continue to favor large high yield issuers with sound fundamentals and investment grade bonds with shorter maturities in the 10 to 15 year range. The Fund remains focused on providing stable, reliable income at a reasonable level of risk.

THE RETIREMENT INCOME FUND

[EDGAR REFERENCE - RETIREMENT INCOME, LIPPER BBB INDEX AND CPI INDEX LINE CHART FOR 1993-1999]


AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999


                                   Past 1     Past 5    Life of
                                   Year       Years     Fund
                                   ------     ------    -------
Retirement Income Fund             -2.33%     8.39%     7.07%
Lipper BBB Index                   -1.12%     7.68%     6.55%
Consumer Price Index (CPI)          2.63%     2.43%     2.50%



Past performance should not be used to attempt to predict future performance.

THE CORNERSTONE STOCK FUND IN 1999

THE ADVANCE CAPITAL I CORNERSTONE STOCK FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF LARGE, WELL ESTABLISHED COMPANIES.


              TOP FIVE HOLDINGS
              -----------------
              Microsoft
              Intel
              General Electric
              Cisco Systems
              Wal-Mart Stores


        The Cornerstone Stock Fund returned 29.6 percent for the year compared to the S&P 500 Index which returned 21.0 percent. The accompanying graph shows the cumulative performance of the Cornerstone Stock Fund, the S&P
500 Index and the Consumer Price Index (CPI) since December 1998, the Fund's inception.

	Throughout 1999, the equity markets benefited from continued low inflation, robust corporate earnings and massive inflows into stock mutual funds. The general theme favored technology and Internet related companies with the opportunity to capitalize on the growing demand for telecommunication equipment and parts, increased bandwidth and computer software.

        The Cornerstone Stock Fund invests primarily in a diversified group of large, well established companies, each with market capitalization well over $10 billion. Companies of this size tend to have established product lines, solid market positions and substantial financial resources. These are the most liquid stocks in the marketplace.

	Today, the Cornerstone Stock Fund is fully invested with over sixty eight securities in ten different industries. An emphasis on technology, pharmaceuticals and telecommunications recognizes the major growth opportunities of the next decade. The Fund's strategy is to apply diligent investment research in selecting highly capitalized companies with industry leading positions.

THE CORNERSTONE STOCK FUND

[EDGAR REFERENCE - CORNERSTONE STOCK, S&P 500 INDEX AND CPI INDEX
LINE CHART FOR 1999]

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1999


                                 Past 1     Past 5    Life of
                                 Year       Years     Fund
                                 ------     ------    -------
Cornerstone Stock                29.62%     N/A       34.06%
S&P 500 Index                    21.04%     N/A       25.07%
Consumer Price Index (CPI)        2.63%     N/A        2.73%



Past performance should not be used to attempt to predict future performance.

                             ADVANCE CAPITAL I, INC.
                             FINANCIAL HIGHLIGHTS
------------------------------------------------------

                                                                 EQUITY GROWTH
                                                --------------------------------------------------
                                                             Years ended December 31
                                                --------------------------------------------------
                                                1999       1998       1997       1996       1995
                                                ------     ------     ------     ------     ------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year . . . . .   $20.05     $17.25     $14.72     $12.53      $9.08
                                                -------    -------    -------    -------    -------
Income from investment operations
  Net investment income (loss) . . . . . . . .   (0.14)     (0.10)     (0.09)     (0.07)     (0.03)

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . .    10.01       2.90       2.69       2.26       3.48
                                                -------    -------    -------    -------    -------
  Total from investment operations . . . . . .     9.87       2.80       2.60       2.19       3.45
                                                -------    -------    -------    -------    -------
Less distributions
  Net investment income  . . . . . . . . . . .     0.00       0.00       0.00       0.00       0.00

  Net realized gain on investments . . . . . .   (3.49)       0.00     (0.07)       0.00       0.00
                                                -------    -------    -------    -------    -------
  Total distributions  . . . . . . . . . . . .   (3.49)       0.00     (0.07)       0.00       0.00
                                                -------    -------    -------    -------    -------
Net asset value, end of year . . . . . . . . .   $26.43     $20.05     $17.25     $14.72     $12.53
                                                =======    =======    =======    =======    =======

TOTAL RETURN . . . . . . . . . . . . . . . . .   50.14%     16.23%     17.68%     17.48%     38.00%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . . . $114,515    $68,061    $54,332    $38,767    $25,625
  Ratio of expenses to average net assets  . .    1.02%      1.02%      1.07%      1.09%      1.12%
  Ratio of net investment income (loss)
    to average net assets  . . . . . . . . . .   -0.63%     -0.58%     -0.58%     -0.50%     -0.29%
  Portfolio turnover rate  . . . . . . . . . .   36.49%     22.34%     20.53%     24.75%     13.86%


                See Notes To Financial Statements

                     ADVANCE CAPITAL I, INC.
                     FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------

                                                                           BOND
                                                --------------------------------------------------
                                                             Years ended December 31
                                                --------------------------------------------------
                                                1999       1998       1997       1996       1995
                                                ------     ------     ------     ------     ------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year  . . . .    $10.62     $10.52     $10.37     $10.79      $9.61
                                                -------    -------    -------    -------    -------
Income from investment operations
  Net investment income . . . . . . . . . . .      0.75       0.67       0.69       0.70       0.70

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . . .    (1.04)       0.15       0.24     (0.42)       1.18
                                                -------    -------    -------    -------    -------
  Total from investment operations  . . . . .    (0.29)       0.82       0.93       0.28       1.88
                                                -------    -------    -------    -------    -------
Less distributions
  Net investment income . . . . . . . . . . .    (0.75)     (0.67)     (0.69)     (0.70)     (0.70)

  Net realized gain on investments  . . . . .      0.00     (0.05)     (0.09)       0.00       0.00
                                                -------    -------    -------    -------    -------
  Total distributions . . . . . . . . . . . .    (0.75)     (0.72)     (0.78)     (0.70)     (0.70)
                                                -------    -------    -------    -------    -------
Net asset value, end of year  . . . . . . . .     $9.58     $10.62     $10.52     $10.37     $10.79
                                                =======    =======    =======    =======    =======

TOTAL RETURN  . . . . . . . . . . . . . . . .    -3.71%      8.12%      9.41%      2.81%     20.15%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . .   $34,362     $3,746     $4,203     $4,430     $4,527
  Ratio of expenses to average net assets . .     0.73%      0.52%      0.54%      0.55%      0.55%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . .     6.64%      6.35%      6.65%      6.71%      6.80%
  Portfolio turnover rate . . . . . . . . . .    32.43%     11.56%     21.95%     19.77%      6.69%


                       See Notes To Financial Statements

                     ADVANCE CAPITAL I, INC.
                     FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------

                                                                       BALANCED
                                               -------------------------------------------------
                                                            Years ended December 31
                                               --------------------------------------------------
                                               1999       1998       1997       1996       1995
                                               ------     ------     ------     ------     ------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year . . . .     $17.13     $15.69     $13.68     $12.57      $9.97
                                                -------    -------    -------    -------    -------
Income from investment operations
  Net investment income  . . . . . . . . . .       0.51       0.48       0.45       0.41       0.35

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .       0.87       1.56       2.32       1.37       2.75
                                                -------    -------    -------    -------    -------
  Total from investment operations . . . . .       1.38       2.04       2.77       1.78       3.10
                                                -------    -------    -------    -------    -------
Less distributions
  Net investment income  . . . . . . . . . .     (0.51)     (0.48)     (0.45)     (0.41)     (0.35)

  Net realized gain on investments . . . . .     (0.98)     (0.12)     (0.31)     (0.26)     (0.15)
                                                -------    -------    -------    -------    -------
  Total distributions  . . . . . . . . . . .     (1.49)     (0.60)     (0.76)     (0.67)     (0.50)
                                                -------    -------    -------    -------    -------
Net asset value, end of year . . . . . . . .     $17.02     $17.13     $15.69     $13.68     $12.57
                                                =======    =======    =======    =======    =======

TOTAL RETURN . . . . . . . . . . . . . . . .      8.37%     13.15%     20.50%     14.48%     31.53%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . .   $169,216   $125,883    $99,421    $75,202    $59,299
  Ratio of expenses to average net assets  .      1.03%      1.01%      1.04%      1.06%      1.07%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .      2.97%      2.92%      3.02%      3.17%      3.11%
  Portfolio turnover rate  . . . . . . . . .     23.76%     11.04%     10.13%     12.79%     22.72%


                  See Notes To Financial Statements

                     ADVANCE CAPITAL I, INC.
                     FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------

                                                                   RETIREMENT INCOME
                                               --------------------------------------------------
                                                            Years ended December 31
                                               --------------------------------------------------
                                               1999       1998       1997       1996       1995
                                               ------     ------     ------     ------     ------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year . . . .     $10.56     $10.65     $10.20     $10.51      $9.22
                                                -------    -------    -------    -------    -------
Income from investment operations
  Net investment income  . . . . . . . . . .       0.71       0.73       0.74       0.75       0.76

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .     (0.95)     (0.08)       0.45     (0.31)       1.29
                                                -------    -------    -------    -------    -------
  Total from investment operations . . . . .     (0.24)       0.65       1.19       0.44       2.05
                                                -------    -------    -------    -------    -------
Less distributions
  Net investment income  . . . . . . . . . .     (0.71)     (0.73)     (0.74)     (0.75)     (0.76)

  Net realized gain on investments . . . . .       0.00     (0.01)       0.00       0.00       0.00
                                                -------    -------    -------    -------    -------
  Total distributions  . . . . . . . . . . .     (0.71)     (0.74)     (0.74)     (0.75)     (0.76)
                                                -------    -------    -------    -------    -------
Net asset value, end of year . . . . . . . .      $9.61     $10.56     $10.65     $10.20     $10.51
                                                =======    =======    =======    =======    =======

Total Return . . . . . . . . . . . . . . . .     -2.33%      6.20%     12.20%      4.54%     22.96%


Ratios and Supplemental Data
  Net assets, end of year (in thousands) . .   $209,791   $221,221   $200,511   $170,799   $139,299
  Ratio of expenses to average net assets  .      0.81%      0.79%      0.82%      0.82%      0.84%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .      7.06%      6.87%      7.21%      7.45%      7.64%
  Portfolio turnover rate  . . . . . . . . .     17.89%     19.52%     16.60%      8.34%     15.63%


               See Notes To Financial Statements

                     ADVANCE CAPITAL I, INC.
                     FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------

                                                                                     CORNERSTONE
                                                                                        STOCK
                                                                                ------------------------
                                                                                             Partial
                                                                                               Year
                                                                                              Ended *
                                                                                  1999     Dec. 31, 1998
                                                                                -------    --------------
SELECTED PER-SHARE DATA
  Net asset value, beginning of period . . . . . . . . . . . . . . . . . .        $10.46     $10.00
                                                                                --------   --------
Income from investment operations
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .          0.01       0.00

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.09       0.46
                                                                                --------   --------
  Total from investment operations   . . . . . . . . . . . . . . . . . . .          3.10       0.46
                                                                                --------   --------
Less distributions
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . .        (0.01)       0.00

  Net realized gain on investments   . . . . . . . . . . . . . . . . . . .          0.00       0.00
                                                                                --------   --------
  Total distributions  . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.01)       0.00
                                                                                --------   --------
Net asset value, end of period   . . . . . . . . . . . . . . . . . . . . .        $13.55     $10.46
                                                                                ========   ========

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        29.62%      4.60%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) . . . . . . . . . . . . . . . .       $52,356     $7,316
  Ratio of expenses to average net assets  . . . . . . . . . . . . . . . .         0.77%      0.66% **
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.11%      1.20% **
  Portfolio turnover rate  . . . . . . . . . . . . . . . . . . . . . . . .         7.62%      0.00%


* From December 17, 1998 (commencement of operations) to December 31, 1998. ** Annualized

                 See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                                                  MARKET
COMMON STOCK                                       SHARES          VALUE
-----------------------------------------         ------------  ------------
ADVERTISING - 2.7%
  Catalina Marketing Corporation*                      5,600    $    648,200
  Harte-Hanks Inc.                                     8,000         174,000
  Interpublic Group of Companies, Inc.                 8,400         484,575
  Lamar Advertising Company*                           7,500         454,219
  Omnicom Group, Inc.                                  5,000         500,000
  Young & Rubicam, Inc.                               11,000         778,250

AIR TRANSPORT - 0.2%
  Air Express International Corp.                      7,650         247,191

APPAREL - 0.4%
  Cintas Corporation                                   6,100         324,063
  Quiksilver, Inc.*                                   10,500         162,750

BANK - 2.3%
  City National Corporation                            9,000         296,438
  Community First Bankshares, Inc.                    15,000         236,250
  North Fork Bancorporation                           13,000         225,874
  Northern Trust Corporation                          11,200         593,600
  State Street Corporation                             6,100         445,681
  U.S. Trust Corporation                               7,200         577,350
  Zions Bancorporation                                 5,000         295,938

BIOTECHNOLOGY - 6.0%
  Amgen, Inc.*                                        10,000         600,625
  Biogen, Inc.*                                        5,300         447,850
  Human Genome Sciences, Inc.*                         5,700         869,963
  Idec Pharmaceuticals Corporation*                    6,000         589,500
  Immunex Corporation*                                 5,400         591,300
  Incyte Pharmaceuticals, Inc.*                        9,000         539,999
  Millennium Pharmaceuticals, Inc.*                   10,000       1,220,000
  PE Corp-Celera Genomics Group*                      10,750       1,601,750
  Protein Design Labs, Inc.*                           6,000         420,000

BROADCASTING / CABLE TV - 6.0%
  AMFM, Inc.*                                          7,000         547,750
  Clear Channel Communications*                        5,499         490,786
  Cox Communications, Inc.*                           11,158         574,637
  Cumulus Media, Inc.*                                 8,500         431,375
  Emmis Communications Corporation*                    7,500         934,805
  Entercom Communications Corporation*                 8,000         530,000
  Hispanic Broadcasting Corporation*                   4,600         424,206
  Infinity Broadcasting Corporation*                  22,781         824,387
  Univision Communications, Inc.*                      9,600         981,000
  USA Networks, Inc.*                                  8,500         469,625
  Westwood One, Inc.*                                  6,000         456,000
  Young Broadcasting, Inc.*                            5,000         255,000

BUILDING MATERIALS - 0.3%
  Dycom Industries, Inc.*                              8,000         352,500

CHEMICAL - 1.5%
  Ecolab, Inc.                                        12,500         489,063
  Lilly Industries, Inc.                              13,500         181,405
  MacDermid, Inc.                                      9,000         369,563
  Sigma-Aldrich Corporation                            8,000         240,500
  Valspar Corporation                                 10,800         452,250

COMPUTER & PERIPHERALS - 5.9%
  Cisco Systems, Inc.*                                 3,500         374,938
  Comverse Technology, Inc.*                           6,750         977,063
  Diebold, Inc.                                        9,500         223,250
  EMC Corporation*                                     4,500         491,625
  Gateway, Inc.*                                       6,500         468,406
  Microchip Technology, Inc.*                          5,425         371,273
  National Computer Systems, Inc.                      8,500         319,812
  Network Appliance, Inc.*                            14,000       1,162,875
  Synopsys, Inc.*                                      6,400         427,200
  VERITAS Software Corporation*                        9,500       1,359,688
  Visual Networks, Inc.*                               7,000         554,750


                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                                                  MARKET
COMMON STOCK                                       SHARES          VALUE
-----------------------------------------       ------------   ------------
COMPUTER SOFTWARE & SERVICES - 17.0%
  Adobe Systems, Inc.                                  8,000    $    538,000
  Affiliated Computer Services, Inc.*                  7,000         321,999
  BARRA, Inc.*                                         7,000         222,250
  BEA Systems, Inc.*                                   6,000         419,625
  BISYS Group, Inc.*                                   6,000         391,500
  BMC Software, Inc.*                                 11,200         895,300
  Cadence Design Systems, Inc.*                       11,000         264,000
  Check Point Software Technologies Ltd.*              5,000         993,750
  Citrix Systems, Inc.*                               10,500       1,291,500
  CMGI, Inc.*                                          4,000       1,107,500
  CNET, Inc.*                                          7,000         397,250
  Compuware Corporation*                              20,000         745,000
  Concord Communications, Inc.*                        5,000         221,875
  DST Systems, Inc.*                                   5,600         427,349
  Electronic Arts, Inc.*                               6,500         546,000
  FactSet Research Systems Inc.                        6,200         493,675
  Great Plains Software, Inc.*                         5,500         411,125
  IMS Health Incorporated                             12,000         326,250
  Intuit, Inc.*                                       12,600         755,213
  Iss Group, Inc.*                                     7,000         497,874
  Keane, Inc.*                                         5,500         176,687
  Legato Systems, Inc.*                                9,400         646,838
  Lycos, Inc.*                                         7,000         556,938
  Mercury Interactive Corporation*                     7,000         755,563
  National Data Corporation                            6,000         203,625
  National Instruments Corporation*                    9,500         363,375
  Network Associates, Inc.*                            8,974         239,494
  Oracle Corporation*                                  5,500         616,344
  Progress Software Corporation*                      10,000         567,500
  Psinet, Inc.*                                        8,000         494,000
  SEI Investments Company                              5,500         654,586
  Shared Medical Systems Corporation                   3,500         178,281
  SunGard Data Systems, Inc.*                          9,500         225,625
  Symantec Corporation*                                8,800         515,899
  Transaction Systems Architects, Inc.*               10,000         279,999
  Visio Corporation*                                   5,600         266,000
  WebTrends Corporation*                               5,200         421,200
  Whittman-Hart, Inc.*                                 7,900         423,638
  Wind River Systems, Inc.*                           16,000         587,999

DIVERSIFIED - 0.9%
  Danaher Corporation                                  5,000         241,250
  Roper Industries, Inc.                              10,500         397,031
  Viad Corp.                                          13,100         365,163

DRUG - 2.9%
  BioChem Pharma, Inc.*                               12,500         271,875
  Biomatrix, Inc.*                                     9,000         173,250
  Cardinal Health, Inc.                                6,187         296,203
  Elan Corporation PLC-ADR*                            9,400         277,300
  Express Scripts, Inc.*                               4,000         256,000
  Gilead Sciences, Inc.*                               4,000         216,500
  MedImmune, Inc.*                                     5,000         829,375
  QLT Phototherapeutics, Inc.*                         8,000         470,000
  Shire Pharmaceuticals Group PLC-ADR*                 9,800         285,425
  Watson Pharmaceuticals, Inc.*                        5,600         200,550

DRUGSTORE - 0.4%
  CVS Corporation                                      6,000         239,250
  Duane Reade, Inc.*                                   9,500         261,844

ELECTRIC & GAS UTILITIES - 0.5%
  AES Corporation*                                     7,500         560,625

ELECTRICAL EQUIPMENT - 0.8%
  Littlefuse, Inc.*                                   13,000         315,453
  Molex, Inc.                                          7,421         335,800
  Rayovac Corporation*                                12,900         243,488


                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                                                  MARKET
COMMON STOCK                                       SHARES          VALUE
-----------------------------------------       ------------   ------------
ELECTRONICS - 4.6%
  Flextronics International Ltd.*                      8,000    $    368,000
  Jabil Circuit, Inc.*                                 5,500         401,500
  Macromedia*                                          8,000         584,999
  Micrel, Inc.*                                        7,000         398,563
  Sanmina Corporation*                                 5,400         539,325
  Sawtek, Inc.*                                        7,000         465,938
  SCI Systems, Inc.*                                   6,000         493,125
  Symbol Technologies, Inc.                           14,962         951,022
  Teradyne, Inc.*                                      9,200         607,200
  Waters Corporation*                                  9,600         508,800

ENTERTAINMENT - 0.3%
  Premier Parks, Inc.*                                11,000         317,625

ENVIRONMENTAL - 0.2%
  Republic Services, Inc.*                            13,000         185,249

FINANCIAL SERVICES - 2.6%
  Capital One Financial Corporation                    5,100         245,756
  Concord EFS, Inc.*                                  10,500         270,375
  Eaton Vance Corporation                             11,200         425,600
  Federated Investors                                 18,000         361,125
  Finova Group, Inc.                                   6,000         213,000
  Franklin Resources, Inc.                            11,300         362,306
  Paychex, Inc.                                       10,125         405,000
  Providian Financial Corporation                      4,000         364,250
  Waddell & Reed Financial, Inc.                      13,500         366,188

FOOD PROCESSING - 0.3%
  Tootsie Roll Industries, Inc.                       10,776         354,935

FOOD WHOLESALERS - 0.3%
  U.S. Foodservice*                                   20,500         343,375

FURNITURE / HOME FURNISHINGS - 0.5%
  HON INDUSTRIES Inc.                                 12,000         263,250
  Leggett & Platt, Inc.                               12,300         263,681

HOMEBUILDING - 0.2%
  Lennar Corporation                                  12,600         204,750

INDUSTRIAL SERVICES - 2.1%
  ACNielsen Corporation*                              15,500         381,688
  Apollo Group, Inc.*                                 12,250         245,766
  DeVry, Inc.*                                        16,000         300,000
  Equifax, Inc.                                       11,700         275,681
  Iron Mountain, Inc.*                                10,000         393,125
  ITT Educational Services, Inc.*                      7,500         115,781
  Manpower, Inc.                                       9,000         338,624
  Quintiles Transnational Corporation*                 9,000         168,188
  Robert Half International, Inc.*                     7,750         221,358

INSURANCE - 2.1%
  Ace Ltd.                                             8,900         148,519
  Ambac Financial Group, Inc.                          7,200         375,750
  E. W. Blanch Holdings, Inc.                          5,000         306,250
  Medical Assurance, Inc.*                            13,500         286,031
  Mutual Risk Management Ltd.                         21,132         355,282
  Protective Life Corporation                         12,100         384,931
  Radian Group, Inc.                                   6,500         310,375
  XL Capital Ltd.                                      5,500         285,313

MACHINERY - 1.1%
  Cognex Corporation*                                  9,500         370,500
  Donaldson Company, Inc.                             13,600         327,250
  IDEX Corporation                                     9,500         288,563
  Parker-Hannifin Corporation                          6,000         307,875

MEDICAL SERVICES - 0.7%
  Lincare Holdings, Inc.*                              8,100         280,969
  Quest Diagnostics, Inc.*                            10,500         320,906
  Renal Care Group, Inc.*                             10,500         245,438

MEDICAL SUPPLIES - 3.3%
  Allergan, Inc.                                       6,000         298,500
  ArthroCare Corporation*                              6,000         366,000



                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                                                  MARKET
COMMON STOCK                                       SHARES          VALUE
-----------------------------------------       ------------   ------------
MEDICAL SUPPLIES - 3.3% (Continued)
  Biomet, Inc.                                         9,500    $    380,000
  Boston Scientific Corporation*                       6,000         131,250
  Guidant Corporation                                  7,000         329,000
  Medical Manager Corporation*                         4,500         379,125
  Medtronic, Inc.                                     13,000         473,688
  ResMed, Inc.*                                       10,500         438,375
  Stryker Corporation                                  5,000         348,125
  Sybron International Corp.*                         13,000         320,938
  VISX, Inc.*                                          4,500         232,875
  Wesley Jessen Visioncare*                            1,500          56,813

METAL FABRICATING - 0.2%
  Lincoln Electric Holdings, Inc.                     12,700         261,938

NEWSPAPER - 0.2%
  Central Newspapers, Inc.                             6,000         236,250

OFFICE EQUIPMENT & SUPPLIES - 0.4%
  Avery Dennison Corporation                           6,700         488,263

OILFIELD SERVICES - 1.8%
  BJ Services Company*                                11,500         480,844
  Cooper Cameron Corporation*                         10,400         508,950
  Smith International, Inc.*                          11,800         586,313
  Veritas DGC, Inc.*                                  13,300         186,200
  Weatherford International, Inc.*                     8,335         332,879

PACKAGING & CONTAINER - 0.3%
  Sealed Air Corporation*                              5,900         305,694

PETROLEUM - 0.4%
  Apache Corporation                                   8,000         295,500
  Devon Energy Corporation                             4,500         147,938

PRECISION INSTRUMENT - 1.2%
  Dionex Corporation*                                  6,000         247,125
  KLA-Tencor Corporation*                              4,800         534,600
  PE Corp-PE Biosystems Group                          5,000         601,563

PRINTING - 0.4%
  Valassis Communications, Inc.*                      12,000         507,000

PUBLISHING - 0.4%
  Meredith Corporation                                10,000         416,875

RAILROAD - 0.4%
  Kansas City Southern Ind., Inc.                      6,000         447,749

REAL ESTATE INVESTMENT MANAGEMENT - 0.5%
  Jones Lang LaSalle, Inc.*                           10,800         128,250
  Security Capital Group, Inc. - Class B*             16,800         210,000
  Trammell Crow Company*                              19,000         220,875

RECREATION - 0.8%
  Carnival Corporation                                 9,000         430,313
  Harley-Davidson, Inc.                                8,000         512,500

RESTAURANT - 0.3%
  Starbucks Corporation*                              16,200         392,850

RETAIL STORE - 5.9%
  Bed Bath & Beyond, Inc.*                            14,000         486,500
  BJ's Wholesale Club, Inc.*                          11,000         401,500
  CDW Computer Centers, Inc.*                          5,000         393,125
  Circuit City Stores, Inc.                            8,000         360,499
  Dollar General Corporation                          23,241         528,733
  Dollar Tree Stores, Inc.*                            6,000         290,625
  Family Dollar Stores                                11,500         187,594
  Harcourt General, Inc.                               7,500         301,875
  Kohl's Corporation*                                  3,300         238,219
  Lands' End, Inc.*                                    7,200         250,200
  Linens 'n Things, Inc.*                              7,000         207,375
  Ross Stores, Inc.                                   16,500         295,969
  Staples, Inc.*                                      10,500         217,875
  The Men's Wearhouse, Inc.*                           9,225         270,984
  Tiffany & Company                                   14,000       1,249,500
  TJX Companies, Inc.                                 12,000         245,250
  Williams-Sonoma, Inc.*                              10,000         460,000
  Zale Corporation*                                    7,000         338,625



                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

COMMON STOCK AND                                                  MARKET
REPURCHASE AGREEMENT                               SHARES          VALUE
-----------------------------------------       ------------   ------------
SECURITIES BROKERAGE - 1.1%
  Charles Schwab Corporation                           7,000    $    267,750
  Investment Technology Group, Inc.                   12,444         357,765
  Legg Mason, Inc.                                    11,000         398,750
  Raymond James Financial, Inc.                       10,125         188,578

SEMICONDUCTOR - 8.4%
  Altera Corporation*                                 13,600         674,050
  Analog Devices, Inc.*                                8,500         790,500
  Applied Materials, Inc.*                             4,500         570,094
  Applied Micro Circuits Corporation*                  6,000         763,500
  Broadcom Corporation*                                2,000         544,750
  Dallas Semiconductor Corporation                     6,500         418,844
  Lattice Semiconductor Corporation*                  12,000         565,500
  Linear Technology Corporation                        9,000         644,063
  Maxim Integrated Products, Inc.*                    18,000         849,375
  National Semiconductor Corp.*                        9,500         406,719
  PMC-Sierra, Inc.*                                    6,800       1,090,125
  Qlogic Corporation*                                  3,000         479,625
  Vitesse Semiconductor Corporation*                  15,000         786,563
  Xilinx, Inc.*                                       21,200         963,938

TELECOMMUNICATIONS EQUIPMENT - 3.4%
  ADC Telecommunications, Inc.*                        5,500         399,093
  American Tower Corporation                          14,000         427,875
  E-Tek Dynamics, Inc.*                                4,500         605,812
  General Instrument Corporation*                      6,600         561,000
  JDS Uniphase Corporation*                            8,000       1,290,500
  Pinnacle Holdings, Inc.*                            10,000         423,750
  Tellabs, Inc.*                                       3,500         224,656

TELECOMMUNICATIONS SERVICE - 5.2%
  Allegiance Telecom, Inc.*                            5,000         461,250
  Crown Castle International Corporation*             16,000         514,000
  Intermedia Communications, Inc.*                    11,500         446,344
  McleodUSA Inc.*                                     13,000         765,375
  Nextel Communications, Inc.*                         5,500         567,187
  NEXTLINK Communications, Inc.*                      10,000         830,625
  NTL Incorporated*                                    3,125         389,844
  United States Cellular Corporation*                  3,500         353,281
  Viatel, Inc.*                                        9,000         482,625
  Western Wireless Corporation*                        9,500         634,125
  Winstar Communications, Inc.*                        6,500         489,125

THRIFT - 0.4%
  Charter One Financial, Inc.                         10,815         206,837
  JSB Financial, Inc.                                  5,000         259,374

TOYS - 0.3%
  Mattel, Inc.                                        23,625         310,078

TRANSPORT SERVICES - 0.8%
  C.H. Robinson Worldwide, Inc.                        8,000         318,000
  Expeditors International of Washington, Inc.        12,700         556,419

WATER UTILITY - 0.2%
  Azurix Corporation*                                 28,000         250,250
                                                                -------------

TOTAL COMMON STOCK - 99.1%
  (Cost $60,536,500)                                             113,524,726

REPURCHASE AGREEMENT - 1.2%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 1.55%, due 01/03/00                                   1,326,215
                                                                -------------

TOTAL INVESTMENTS IN SECURITIES - 100.3%
  (Cost $61,862,715)                                            $114,850,941
                                                                =============


* Securities are non-income producing

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-------------------------------------------------

                                               S & P
                                               CREDIT                         PRINCIPAL     MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY       AMOUNT        VALUE
-------------------------                      ------  ------   ------        --------     --------
ADVERTISING - 2.5%
  Lamar Advertising Company                      B        9.625 12/01/06    $  500,000     $   515,041
  News Corporation Ltd.                          BB+      8.750 02/15/06       350,000         357,000

AEROSPACE / DEFENSE - 0.7%
  Lockheed Martin Corporation                    BBB-     7.650 05/01/16       250,000         228,829

AIR TRANSPORT - 0.6%
  Northwest Airlines, Inc.                       BB       8.700 03/15/07       200,000         191,254

AUTO PARTS - 1.4%
  Federal-Mogul Corporation                      BB+      7.750 07/01/06       500,000         492,500

AUTO & TRUCK - 5.0%
  Ford Motor Company                             A+       6.500 08/01/18       500,000         440,781
  General Motors Corporation                     A        7.700 04/15/16       500,000         498,959
  Lear Corporation                               BB+      8.110 05/15/09       350,000         329,532
  TRW, Inc.                                      BBB      6.250 01/15/10       500,000         440,157

BANK - 6.3%
  Bank of America Corp.                          A        7.800 09/15/16       500,000         497,286
  Capital One Financial Corp.                    BB+      7.250 05/01/06       150,000         143,031
  Citicorp                                       A+       7.250 10/15/11       250,000         242,063
  J.P. Morgan & Company                          A+       6.250 01/15/09       400,000         367,131
  National City Corporation                      A-       6.875 05/15/19       500,000         447,948
  Swiss Bank Corp.-NY                            AA       7.375 07/15/15       500,000         479,540

BEVERAGE - 1.4%
  Anheuser-Busch Companies, Inc.                 A+       7.125 07/01/17       500,000         468,655

BROADCASTING / CABLE TV - 6.2%
  Chancellor Media Corporation                   B+       8.000 11/01/08       250,000         250,625
  Charter Communications Holdings LLC            B+       8.625 04/01/09       500,000         466,808
  CSC Holdings, Inc.                             BB-      9.875 02/15/13       500,000         519,750
  Lenfest Communications, Inc.                   BB-      8.250 02/15/08       400,000         398,386
  Time Warner, Inc.                              BBB      7.250 10/15/17       500,000         500,000

BUILDING MATERIALS - 0.7%
  American Standard, Inc.                        BB-      7.375 04/15/05       250,000         235,409



                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-------------------------------------------------

                                               S & P
                                               CREDIT                        PRINCIPAL      MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY      AMOUNT        VALUE
-------------------------                      ------  ------   ------       --------      --------
CHEMICAL - 1.2%
  Air Products and Chemicals, Inc.               A        8.750 04/15/21    $  250,000    $    260,036
  Witco Corporation                              BBB      7.750 04/01/23       200,000         168,017

DIVERSIFIED - 3.3%
  Norsk Hydro ASA                                A        9.000 04/15/12       500,000         543,165
  Service Corp. International                    BBB-     7.700 04/15/09       200,000         157,972
  Tyco International Group SA                    A-       6.125 01/15/09       500,000         442,500

ELECTRIC & GAS UTILITIES - 9.1%
  Calpine Corporation                            BB+      7.625 04/15/06       550,000         523,557
  Carolina Power & Light Company                 A        8.200 07/01/22       500,000         487,720
  Duquesne Light Company                         BBB+     7.550 06/15/25       250,000         226,763
  Florida Power Corporation                      AA-      6.875 02/01/08        70,000          67,728
  Long Island Lighting Company                   A-       8.200 03/15/23       250,000         241,627
  Monongahela Power                              A+       8.375 07/01/22       500,000         502,384
  Ontario Hydro                                  AA-      7.450 03/31/13       500,000         495,313
  PG&E Corporation                               AA-      8.375 05/01/25       250,000         250,733
  Potomac Edison Company                         A+       7.750 02/01/23        95,000          91,025
  Texas Utilities Company                        BBB+     7.875 03/01/23       250,000         235,602

ENTERTAINMENT - 1.3%
  Viacom, Inc.                                   BBB-     7.500 07/15/23       500,000         457,281

FINANCIAL SERVICES - 4.0%
  Fairfax Financial Holdings                     BBB+     8.250 10/01/15       250,000         235,000
  General Electric Capital Corporation           AAA      8.000 08/20/14       250,000         244,229
  Household Finance Corporation                  A        6.375 08/01/10       500,000         451,622
  Sears Roebuck Acceptance Corp.                 A-       6.875 10/15/17       500,000         453,190

FOOD PROCESSING - 1.6%
  Archer Daniels Midland Company                 AA-      7.125 03/01/13       100,000          95,784
  Nabisco, Inc.                                  BBB      7.050 07/15/07       500,000         469,985

FOREIGN GOVERNMENT - 2.8%
  Province of Nova Scotia                        A-       7.250 07/27/13       500,000         499,375
  Province of Quebec                             A+       7.125 02/09/24       500,000         464,224

GROCERY - 0.7%
  Great Atlantic & Pacific Tea Co.               BBB-     7.700 01/15/04       250,000         242,551


                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-------------------------------------------------

                                               S & P
                                               CREDIT                        PRINCIPAL      MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY      AMOUNT        VALUE
-------------------------                      ------  ------   ------       --------      --------
HOMEBUILDING - 1.4%
  Kaufman & Broad Home Corp.                     BB+      7.750 10/15/04    $  250,000    $    235,872
  U.S. Home Corporation                          BB-      8.875 02/15/09       250,000         228,846

HOTEL / GAMING - 4.5%
  Harrah's Operating Co., Inc.                   BB+      7.875 12/15/05       500,000         472,884
  HMH Properties, Inc.                           BB       8.450 12/01/08       250,000         240,938
  Mirage Resorts, Inc.                           BBB      6.750 08/01/07       500,000         444,858
  Park Place Entertainment Corp.                 BB+      7.875 12/15/05       400,000         378,307

INDUSTRIAL SERVICES - 0.6%
  Coinmach Corporation                           B       11.750 11/15/05       200,000         208,915

INSURANCE - 3.8%
  Ace INA Holdings                               A-       8.300 08/15/06       250,000         254,278
  Aetna Services, Inc.                           A        7.125 08/15/06       500,000         481,869
  Allstate Corporation                           A+       7.500 06/15/13       250,000         244,920
  CIGNA Corporation                              A        8.250 01/01/07       100,000         103,149
  CNA Financial Corporation                      A-       6.950 01/15/18       250,000         215,021

MACHINERY - 0.6%
  Caterpillar, Inc.                              A+       9.000 04/15/06       100,000         107,159
  Deere & Company                                A+       8.950 06/15/19       100,000         105,500

MEDICAL SERVICES - 1.4%
  Tenet Healthcare Corporation                   BB+      8.000 01/15/05       500,000         480,301

NATURAL GAS - 2.1%
  Columbia Energy Group                          BBB+     7.320 11/28/10       500,000         473,941
  Enron Corporation                              A        7.750 04/15/23       250,000         234,168

NEWSPAPER - 1.6%
  Hollinger International, Inc.                  BB       8.625 03/15/05       500,000         494,245
  Knight-Ridder, Inc.                            A        9.875 04/15/09        50,000          58,234

OILFIELD SERVICES - 1.8%
  Offshore Logistics, Inc.                       BB       7.875 01/15/08       150,000         141,000
  Parker Drilliing Company                       B+       9.750 11/15/06       250,000         244,397
  Pride International, Inc.                      BB       9.375 05/01/07       250,000         249,863


                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-------------------------------------------------

                                               S & P
                                               CREDIT                        PRINCIPAL      MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY      AMOUNT        VALUE
-------------------------                      ------  ------   ------       --------      --------
PACKAGING & CONTAINERS - 1.1%
  Owens-Illinois, Inc.                           BB+      8.100 05/15/07    $  400,000    $    382,069

PAPER & FOREST PRODUCTS - 1.3%
  Weyerhaeuser Company                           A        6.950 08/01/17       500,000         458,962

PETROLEUM - 3.7%
  Kerr-McGee Corporation                         BBB      7.000 11/01/11       500,000         471,520
  Louisiana Land & Exploration Co.               A-       7.650 12/01/23       200,000         190,357
  Ocean Energy, Inc.                             BB-      8.875 07/15/07       250,000         247,545
  Phillips Petroleum Company                     A-       6.650 07/15/18       400,000         355,102

RAILROAD - 1.1%
  Burlington Northern Santa Fe                   BBB+     8.750 02/25/22       250,000         264,903
  Missouri Pacific Railroad Co.                  A-       9.400 12/15/00       100,000         102,298

RECREATION - 0.7%
  Speedway Motorsports, Inc.                     B+       8.500 08/15/07       250,000         233,661

RENTAL AUTO / EQUIPMENT - 0.5%
  Hertz Corporation                              A-       6.625 05/15/08       200,000         187,308

RETAIL STORE - 1.1%
  Michaels Stores, Inc.                          BB-     10.875 06/15/06       350,000         367,500

SECURITIES BROKERAGE - 4.8%
  Bear Stearns Companies, Inc.                   A        7.000 07/06/18       250,000         221,381
  Lehman Brothers Holdings, Inc.                 A        8.500 08/01/15       500,000         519,363
  Merrill Lynch & Company, Inc.                  AA-      6.875 11/15/18       500,000         454,751
  Morgan Stanley Dean Witter                     AA       7.250 10/15/23       500,000         449,547

SEMICONDUCTOR - 1.3%
  Applied Materials, Inc.                        A-       7.125 10/15/17       500,000         463,632

STEEL - 1.2%
  AK Steel Corporation                           BB       9.125 12/15/06       400,000         406,870



                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BOND FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-------------------------------------------------

                                             S & P
FIXED INCOME SECURITIES AND                  CREDIT                         PRINCIPAL     MARKET
REPURCHASE AGREEMENT                         RATING  COUPON   MATURITY       AMOUNT        VALUE
----------------------------                 ------  ------   ------        --------      --------
TELECOMMUNICATIONS SERVICE - 7.4%
  AT & T Corporation                             AA-      8.125 07/15/24    $  250,000    $    242,698
  Global Crossings Ltd.                          BB       9.625 05/15/08       500,000         498,216
  GTE Corporation                                A        8.750 11/01/21       500,000         537,632
  MasTec, Inc.                                   BB-      7.750 02/01/08       350,000         339,500
  New York Telephone Company                     A+       7.250 02/15/24       500,000         450,708
  Sprint Capital Corp.                           BBB+     6.900 05/01/19       500,000         457,073

TEXTILE - 0.9%
  Interface, Inc.                                BB+      7.300 04/01/08       150,000         137,250
  WestPoint Stevens, Inc.                        BB       7.875 06/15/08       200,000         188,000

TOBACCO - 0.3%
  Philip Morris Companies, Inc.                  A        6.375 02/01/06       100,000          90,984

TRANSPORTATION - 2.0%
  Gulfmark Offshore, Inc.                        BB-      8.750 06/01/08       250,000         235,444
  Sea Containers                                 BB-      7.875 02/15/08       500,000         450,000

U.S. GOVERNMENT - 3.3%
  U.S. Treasury - Bond                                    7.875 02/15/21     1,000,000       1,117,344
                                                                                          -------------
TOTAL FIXED-INCOME SECURITIES - 97.3%
  (Cost $34,327,289)                                                                        33,438,351

REPURCHASE AGREEMENT - 0.3%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 1.55%, 01/03/00                                                                   100,773
                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES - 97.6%
  (Cost $34,428,062)                                                                      $ 33,539,124
                                                                                          =============



                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
-------------------------------------------- ---------------  ---------------
ADVERTISING - 0.6%
  Catalina Marketing Corporation*                      2,100  $      243,075
  Harte-Hanks, Inc.                                    3,000          65,250
  Interpublic Group of Companies, Inc.                 2,800         161,525
  Lamar Advertising Company*                           2,200         133,238
  Omnicom Group, Inc.                                  1,500         150,000
  Young & Rubicam, Inc.                                3,700         261,775

AEROSPACE / DEFENSE - 0.8%
  Boeing Company                                       9,740         403,601
  General Dynamics Corporation                         4,700         247,925
  Honeywell International, Inc.                        5,500         317,281
  Lockheed Martin Corporation                          6,000         131,250
  United Technologies Corporation                      4,400         286,000

AIR TRANSPORT - 0.1%
  Air Express International Corp.                      2,400          77,550
  Southwest Airlines                                   4,000          64,500

APPAREL - 0.2%
  Cintas Corporation                                   1,900         100,937
  Quiksilver, Inc.*                                    4,500          69,750
  VF Corporation                                       6,100         183,000

AUTO PARTS - 0.2%
  Borg-Warner Automotive, Inc.                         2,000          81,000
  Dana Corporation                                     4,600         137,712
  Genuine Parts Company                                8,000         198,500

AUTO & TRUCK - 0.5%
  Ford Motor Company                                   7,400         394,512
  General Motors Corporation                           5,400         392,512

BANK - 4.3%
  Amsouth Bancorporation                               8,232         158,980
  Banc One Corporation                                15,260         488,320
  Bank of America Corporation                         14,613         733,390
  Bank of New York Company, Inc.                       8,100         324,000
  Chase Manhattan Corporation                          9,680         752,015
  City National Corporation                            3,100         102,106
  Community First Bankshares, Inc.                     4,000          63,000
  Fifth Third Bancorp                                  5,000         366,875
  First Security Corporation                           8,000         204,250
  First Tennessee National Corporation                11,600         330,600
  First Union Corporation                             11,600         382,075
  Firstar Corporation                                 10,500         221,812
  Fleet Boston Financial Corporation                   9,016         313,869
  J.P. Morgan & Company                                1,500         189,938
  Mellon Bank Corporation                             18,300         623,344
  National City Corporation                            6,500         153,969
  North Fork Bancorporation                            5,500          95,563
  Northern Trust Corporation                           3,400         180,200
  PNC Bank Corporation                                 4,000         178,000
  State Street Corporation                             2,400         175,350
  U.S. Bancorp                                         6,900         164,306
  U.S. Trust Corporation                               2,400         192,450
  Wachovia Corporation                                 2,500         170,000
  Wells Fargo Company                                 11,130         450,069
  Wilmington Trust Corporation                         3,500         168,875
  Zions Bancorporation                                 1,500          88,781

BEVERAGE - 0.7%
  Anheuser-Busch Companies, Inc.                       7,400         524,475
  Brown-Forman Corporation                             4,000         229,000
  Diageo PLC-ADR                                       4,800         153,600
  PepsiCo, Inc.                                        9,000         317,250

BIOTECHNOLOGY - 1.3%
  Amgen, Inc.*                                         3,400         204,212
  Biogen, Inc.*                                        2,000         169,000
  Human Genome Sciences, Inc.*                         1,700         259,462
  Idec Pharmaceuticals Corporation*                    2,000         196,500
  Immunex Corporation*                                 2,600         284,700
  Incyte Pharmaceuticals, Inc.*                        2,400         144,000


                   See Notes To Financial Statements
                                  27

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
--------------------------------------------- ---------------- ---------------
BIOTECHNOLOGY - 1.3% (Continued)
  Millennium Pharmaceuticals, Inc.*                    3,000  $      366,000
  PE Corp-Celera Genomics Group*                       3,000         447,000
  Protein Design Labs, Inc.*                           1,000          70,000

BROADCASTING / CABLE TV - 1.7%
  AMFM, Inc.*                                          2,400         187,800
  Clear Channel Communications*                        2,000         178,500
  Cox Communications, Inc.*                            3,432         176,748
  Cumulus Media, Inc.*                                 3,400         172,550
  Emmis Communications Corporation*                    2,600         324,066
  Entercom Communications Corporation*                 2,300         152,375
  Hispanic Broadcasting Corporation*                   1,600         147,550
  Infinity Broadcasting Corporation*                   8,437         305,314
  The Walt Disney Company                             13,000         380,250
  Time Warner, Inc.                                    2,000         144,625
  Univision Communications, Inc.*                      3,300         337,219
  USA Networks, Inc.*                                  2,800         154,700
  Westwood One, Inc.*                                  2,200         167,200
  Young Broadcasting, Inc.*                            1,500          76,500

BUILDING MATERIALS - 0.5%
  Armstrong World Industries, Inc.                     2,500          83,437
  Dycom Industries, Inc.*                              2,500         110,156
  Huttig Building Products, Inc.*                      2,333          11,521
  Martin Marietta Materials                            5,000         205,000
  Masco Corporation                                    7,000         177,625
  Modine Manufacturing Company                         7,300         182,500

CHEMICAL - 1.5%
  Cytec Industries, Inc.*                              7,500         172,500
  duPont, E.I. de Nemours & Co.                        7,000         461,125
  Ecolab, Inc.                                         4,300         168,237
  Imperial Chemical Industries Plc                     8,000         340,500
  Lilly Industries, Inc.                               2,500          33,594
  MacDermid, Inc.                                      2,900         119,081
  Rohm & Haas Company                                 11,000         447,563
  Sherwin-Williams Company                             9,500         199,500
  Sigma-Aldrich Corporation                            2,600          78,163
  Union Carbide Corporation                            2,100         140,175
  Valspar Corporation                                  3,600         150,750
  WD-40 Company                                        8,600         190,275

COMPUTER & PERIPHERALS - 1.7%
  Cisco Systems, Inc.*                                 1,900         203,537
  Comverse Technology, Inc.*                           1,200         173,700
  Diebold, Inc.                                        2,400          56,400
  EMC Corporation*                                     2,000         218,500
  Gateway, Inc.*                                       1,400         100,887
  Hewlett-Packard Company                              6,100         693,875
  Microchip Technology, Inc.*                          1,500         102,656
  National Computer Systems, Inc.                      2,900         109,113
  Network Appliance, Inc.*                             4,800         398,700
  Synopsys, Inc.*                                      2,000         133,500
  VERITAS Software Corporation*                        3,900         558,188
  Visual Networks, Inc.*                               1,500         118,875

COMPUTER SOFTWARE & SERVICES - 4.1%
  Adobe Systems, Inc.                                  2,400         161,400
  Affiliated Computer Services, Inc.*                  2,000          92,000
  Automatic Data Processing, Inc.                      8,000         431,000
  BARRA, Inc.*                                         2,500          79,375
  BEA Systems, Inc.*                                   1,500         104,906
  BISYS Group, Inc.*                                   2,500         163,125
  BMC Software, Inc.*                                  4,000         319,750
  Cadence Design Systems, Inc.*                        3,700          88,800
  Check Point Software Technologies Ltd.*              1,800         357,750
  Citrix Systems, Inc.*                                3,600         442,800
  CMGI, Inc.*                                          1,200         332,250
  CNET, Inc.*                                          2,500         141,875
  Compuware Corporation*                               8,000         298,000
  Concord Communications, Inc.*                        1,500          66,562
  DST Systems, Inc.*                                   1,500         114,469
  Electronic Arts, Inc.*                               2,000         168,000
  FactSet Research Systems, Inc.                       2,000         159,250


                   See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
----------------------------------------------- -------------- ---------------
COMPUTER SOFTWARE & SERVICES - 4.1% (Continued)
  First Data Corporation                               4,500  $      221,906
  Great Plains Software, Inc.*                         1,500         112,125
  IMS Health Incorporated                              3,700         100,594
  Intuit, Inc.*                                        5,100         305,681
  Iss Group, Inc.*                                     2,400         170,700
  Keane, Inc.*                                         1,500          48,187
  Legato Systems, Inc.*                                3,000         206,438
  Lycos Inc.*                                          2,300         182,994
  Mercury Interactive Corporation*                     2,000         215,875
  National Data Corporation                              800          27,150
  National Instruments Corporation*                    3,200         122,400
  Network Associates, Inc.*                            2,800          74,725
  Oracle Corporation*                                  3,080         345,153
  Progress Software Corporation*                       3,300         187,275
  Psinet, Inc.*                                        2,200         135,850
  SEI Investments Company                              2,100         249,933
  Shared Medical Systems Corporation                     900          45,844
  SunGard Data Systems, Inc.*                          3,000          71,250
  Symantec Corporation*                                3,000         175,875
  Transaction Systems Architects, Inc.*                3,000          84,000
  Visio Corporation*                                   1,500          71,250
  WebTrends Corporation*                               1,000          81,000
  Whittman-Hart, Inc.*                                 2,700         144,788
  Wind River Systems, Inc.*                            3,000         110,250

DIVERSIFIED - 1.4%
  Corning, Inc.                                        3,500         451,281
  Crane Company                                       10,500         208,687
  Danaher Corporation                                  1,500          72,375
  Eaton Corporation                                    2,000         145,250
  Illinois Tool Works                                  3,000         202,687
  Minnesota Mining & Manufacturing                     4,300         420,863
  PPG Industries, Inc.                                 7,100         444,194
  Roper Industries, Inc.                               3,500         132,344
  Textron, Inc.                                        3,000         230,063
  Viad Corp.                                           4,400         122,650

DRUG - 3.0%
  Abbott Laboratories                                  9,875         358,586
  American Home Products Corp.                        12,800         502,400
  Astrazeneca Plc                                      5,500         229,625
  BioChem Pharma, Inc.*                                4,000          87,000
  Biomatrix, Inc.*                                     2,000          38,500
  Bristol-Myers Squibb Company                        14,000         898,625
  Cardinal Health, Inc.                                2,700         129,262
  Elan Corporation PLC-ADR*                            3,000          88,500
  Express Scripts, Inc.*                               1,500          96,000
  Gilead Sciences, Inc.*                               1,700          92,012
  Glaxo Wellcome Plc                                   4,000         223,500
  MedImmune, Inc.*                                     1,700         281,988
  Merck & Company, Inc.                               12,000         806,250
  Pharmacia & Upjohn, Inc.                             7,000         315,000
  QLT Phototherapeutics, Inc.*                         2,000         117,500
  Schering-Plough Corporation                          7,000         296,625
  Shire Pharmaceuticals Group PLC-ADR*                 2,000          58,250
  Warner-Lambert Company                               5,500         450,656
  Watson Pharmaceuticals, Inc.*                        1,600          57,300

DRUGSTORE - 0.1%
  CVS Corporation                                      1,600          63,800
  Duane Reade, Inc.*                                   3,000          82,687

ELECTRIC & GAS UTILITIES - 2.6%
  AES Corporation*                                     2,800         209,300
  Carolina Power & Light Company                       4,700         143,056
  CMS Energy Corporation                               6,300         196,481
  Consolidated Edison Co. of N.Y.                      5,400         186,300
  Constellation Energy Group                           5,700         165,300
  Dominion Resources, Inc.*                            7,000         274,750
  Duke Energy Corporation                              8,935         447,867
  Edison International                                10,500         274,969
  FirstEnergy Corp.                                    4,500         102,094
  Florida Progress Corporation                         7,500         317,344
  GPU, Inc.                                            3,600         107,100


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
--------------------------------------------- ---------------- ---------------
ELECTRIC & GAS UTILITIES - 2.6% (Continued)
  Hawaiian Electric Industries, Inc.                   9,100  $      262,762
  New Century Energies, Inc.                           4,700         142,763
  PG & E Corporation                                   6,000         123,000
  Reliant Energy, Inc.                                12,800         292,800
  Southern Company                                    14,000         329,000
  TECO Energy, Inc.                                   16,200         300,713
  Texas Utilities Company                              9,300         330,731
  Unicom Corporation                                   7,000         234,500

ELECTRICAL EQUIPMENT - 1.1%
  Emerson Electric Company                             6,000         344,250
  General Electric Company                             7,500       1,160,625
  Hubbell Inc.-Class B                                 3,200          87,200
  Littlefuse, Inc.*                                    3,500          84,930
  Molex, Inc.                                          2,928         132,492
  Rayovac Corporation*                                 4,300          81,163

ELECTRONICS - 1.1%
  Flextronics International Ltd.*                      2,400         110,400
  Jabil Circuit, Inc.*                                 2,000         146,000
  Macromedia*                                          2,000         146,250
  Micrel, Inc.*                                        2,300         130,956
  Sanmina Corporation*                                 1,900         189,763
  Sawtek, Inc.*                                        2,000         133,125
  SCI Systems, Inc.*                                   2,000         164,375
  Symbol Technologies, Inc.                            6,750         429,047
  Teradyne, Inc.*                                      3,000         198,000
  Waters Corporation*                                  3,000         159,000

ENTERTAINMENT - 0.1%
  Premier Parks, Inc.*                                 3,300          95,288

ENVIRONMENTAL - 0.0%
  Republic Services, Inc.*                             3,000          42,750

FINANCIAL SERVICES - 2.9%
  American Express Company                             5,000         831,250
  Associates First Capital Corporation                 5,334         146,352
  Capital One Financial Corporation                    1,500          72,281
  Citigroup, Inc.                                     16,600         924,412
  Concord EFS, Inc.*                                   4,500         115,875
  Dun & Bradstreet Corporation                        11,700         345,150
  Eaton Vance Corporation                              3,500         133,000
  Fannie Mae                                          11,800         736,762
  Federated Investors                                  5,500         110,344
  Finova Group, Inc.                                   2,000          71,000
  Franklin Resources, Inc.                             3,800         121,837
  Freddie Mac                                          6,000         282,375
  Morgan Stanley Dean Witter & Co.                     4,000         571,000
  Paychex, Inc.                                        5,062         202,480
  Providian Financial Corporation                      1,400         127,488
  Waddell & Reed Financial, Inc.                       5,000         135,625

FOOD PROCESSING - 1.0%
  Campbell Soup Company                                5,000         193,437
  ConAgra, Inc.                                        5,622         127,549
  General Mills, Inc.                                  9,800         350,350
  Heinz (H.J.) Company                                 6,000         238,875
  Hershey Foods Corp.                                  2,800         132,825
  Kellogg Company                                      3,000          92,437
  Quaker Oats Company                                  2,000         131,250
  Ralston-Ralston Purina Group                         6,000         167,250
  Sara Lee Corporation                                 9,000         198,563
  Tootsie Roll Industries, Inc.                        3,422         112,712

FOOD WHOLESALERS - 0.1%
  U.S. Foodservice*                                    7,000         117,250

FOREIGN TELECOMMUNICATIONS - 0.4%
  BCE, Inc.                                            4,400         396,825
  Reuters Group PLC-ADR                                2,733         220,861


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
-------------------------------------------- ----------------- ---------------
FURNITURE / HOME FURNISHINGS - 0.1%
  HON INDUSTRIES, Inc.                                 3,300  $       72,394
  Leggett & Platt, Inc.                                4,100          87,894

GROCERY - 0.1%
  Albertson's, Inc.                                    6,900         222,525

HOMEBUILDING - 0.0%
  Lennar Corporation                                   3,200          52,000

HOUSEHOLD PRODUCTS - 0.5%
  Clorox Company                                       5,500         277,062
  Newell Rubbermaid, Inc.*                             7,000         203,000
  Unilever N.V.                                        4,000         217,750
  Whirlpool Corporation                                3,500         227,719

INDUSTRIAL SERVICES - 0.6%
  ACNielsen Corporation*                               4,800         118,200
  Apollo Group, Inc.*                                  3,050          61,191
  DeVry, Inc.*                                         5,300          99,375
  Equifax, Inc.                                        4,000          94,250
  Iron Mountain, Inc.*                                 3,500         137,594
  ITT Educational Services, Inc.*                      2,200          33,962
  Manpower, Inc.                                       3,000         112,875
  Quintiles Transnational Corporation*                 2,500          46,719
  Robert Half International, Inc.*                     2,250          64,266
  Servicemaster Company                               14,000         172,375

INSURANCE - 2.0%
  Ace Ltd.                                             3,000          50,062
  AFLAC, Inc.                                          4,800         226,500
  Ambac Financial Group, Inc.                          2,600         135,687
  American General Corporation                         6,500         493,187
  American International Group, Inc.                   5,000         540,625
  E. W. Blanch Holdings, Inc.                          1,500          91,875
  Hartford Financial Services Group, Inc.              4,000         189,500
  Lincoln National Corporation                         5,000         200,000
  Marsh & McLennan Companies, Inc.                     6,600         631,538
  MBIA, Inc.                                           3,000         158,438
  Medical Assurance, Inc.*                             3,500          74,156
  MGIC Investment Corporation                          3,800         228,713
  Mutual Risk Management Ltd.                          6,666         112,072
  Protective Life Corporation                          4,100         130,431
  Radian Group, Inc.                                   2,200         105,050
  XL Capital Ltd.                                      1,900          98,563

MACHINERY - 0.6%
  Caterpillar, Inc.                                    3,600         169,425
  Cognex Corporation*                                  3,100         120,900
  Deere & Company                                      4,200         182,175
  Donaldson Company, Inc.                              4,800         115,500
  Dover Corporation                                    7,000         317,625
  IDEX Corporation                                     3,000          91,125
  Parker-Hannifin Corporation                          1,575          80,817

MEDICAL SERVICES - 0.1%
  Lincare Holdings, Inc.*                              2,000          69,375
  Quest Diagnostics, Inc.*                             3,500         106,969
  Renal Care Group, Inc.*                              3,000          70,125

MEDICAL SUPPLIES - 1.4%
  Allergan, Inc.                                       1,900          94,525
  ArthroCare Corporation*                              1,400          85,400
  Baxter International, Inc.                           8,000         502,500
  Becton Dickinson & Company                           6,500         175,094
  Biomet, Inc.                                         3,000         120,000
  Boston Scientific Corporation*                       2,800          61,250
  Guidant Corporation                                  2,500         117,500
  Hillenbrand Industries                               5,500         174,281
  Johnson & Johnson                                    3,518         328,054
  Medical Manager Corporation*                         1,000          84,250
  Medtronic, Inc.                                      5,500         200,406
  ResMed, Inc.*                                        2,800         116,900
  Stryker Corporation                                  1,600         111,400
  Sybron International Corp.*                          4,000          98,750
  VISX, Inc.*                                          1,500          77,625
  Wesley Jessen Visioncare*                              500          18,938


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                              MARKET
COMMON STOCK                                    SHARES        VALUE
--------------------------------------------- ---------------- ---------------
METAL FABRICATING - 0.6%
  Alcoa, Inc.                                          8,500  $      705,500
  Kaydon Corporation                                   7,500         201,094
  Lincoln Electric Holdings, Inc.                      4,500          92,813

NATURAL GAS - 0.4%
  Enron Corporation                                   10,800         479,250
  The Williams Companies, Inc.                         8,500         259,781

NEWSPAPER - 0.2%
  Central Newspapers, Inc.                             2,000          78,750
  Gannett Company, Inc.                                3,800         309,937

OFFICE EQUIPMENT & SUPPLIES - 0.6%
  Avery Dennison Corporation                           2,200         160,325
  Pitney Bowes, Inc.                                  14,000         676,375
  Xerox Corporation                                   10,300         233,681

OILFIELD SERVICES - 1.0%
  Baker Hughes, Inc.                                  14,000         294,875
  BJ Services Company*                                 3,900         163,069
  Cooper Cameron Corporation*                          3,400         166,387
  Halliburton Company                                  8,000         322,000
  Schlumberger Ltd.                                    6,680         374,915
  Smith International, Inc.*                           3,800         188,813
  Veritas DGC, Inc.*                                   4,500          63,000
  Weatherford International, Inc.*                     2,800         111,825

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*                              2,000         103,625

PAPER & FOREST PRODUCTS - 0.8%
  Consolidated Papers, Inc.                            6,000         190,875
  Georgia-Pacific Group                                4,800         243,600
  International Paper Company                          8,000         451,500
  Weyerhaeuser Company                                 6,400         459,600

PETROLEUM - 3.2%
  Apache Corporation                                   2,700          99,731
  BP Amoco PLC-ADR                                    17,792       1,055,288
  Chevron Corporation                                  8,300         718,987
  Devon Energy Corporation                             1,500          49,312
  Exxon Mobil Corporation                             25,801       2,078,593
  Repsol SA-ADR                                       10,200         237,150
  Royal Dutch Petroleum Company                       13,600         823,650
  Texaco, Inc.                                         2,300         124,919

PRECISION INSTRUMENT - 0.4%
  Dionex Corporation*                                  2,000          82,375
  KLA-Tencor Corporation*                              1,500         167,063
  Millipore Corporation                                5,000         193,125
  PE Corp-PE Biosystems Group                          2,000         240,625

PRINTING - 0.1%
  Valassis Communications, Inc.*                       3,900         164,775

PUBLISHING - 0.5%
  McGraw-Hill Companies, Inc.                          8,000         493,000
  Meredith Corporation                                 3,700         154,244
  Value Line, Inc.                                     5,700         205,200

RAILROAD - 0.3%
  Kansas City Southern Ind., Inc.                      4,500         335,812
  Norfolk Southern Corporation                         8,100         166,050

REAL ESTATE INVESTMENT MANAGEMENT - 0.1%
  Jones Lang LaSalle, Inc.*                            4,200          49,875
  Security Capital Group, Inc. - Class B*              5,400          67,500
  Trammell Crow Company*                               6,500          75,563

REAL ESTATE INVESTMENT TRUST - 1.2%
  Archstone Communities Trust                         16,400         336,200
  CarrAmerica Realty Corporation                       6,000         128,250


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                               MARKET
COMMON STOCK                                    SHARES         VALUE
----------------------------------------------- -------------- ---------------
REAL ESTATE INVESTMENT TRUST - 1.2% (Continued)
  Duke Realty Investments, Inc.                       10,200  $      198,900
  Equity Office Properties Trust                      10,700         263,487
  Equity Residential Properties Trust                  2,000          85,375
  Prologis Trust                                      18,908         363,979
  Rouse Company                                        9,800         208,250
  Simon Property Group, Inc.                           6,400         146,800
  Weingarten Realty Investors                          5,200         202,475

RECREATION - 0.3%
  Brunswick Corporation                                6,000         133,500
  Carnival Corporation                                 4,000         191,250
  Harley-Davidson, Inc.                                4,000         256,250

RESTAURANT - 0.2%
  McDonald's Corporation                               5,000         201,563
  Starbucks Corporation*                               8,000         194,000

RETAIL STORE - 1.9%
  Bed Bath & Beyond, Inc.*                             8,000         278,000
  BJ's Wholesale Club, Inc.*                           3,400         124,100
  CDW Computer Centers, Inc.*                          2,000         157,250
  Circuit City Stores, Inc.                            3,000         135,187
  Dayton Hudson Corporation                            6,000         440,625
  Dollar General Corporation                          12,206         277,686
  Dollar Tree Stores, Inc.*                            2,200         106,562
  Family Dollar Stores                                 4,000          65,250
  Harcourt General, Inc.                               2,500         100,625
  Kohl's Corporation*                                  1,000          72,188
  Lands' End, Inc.*                                    2,200          76,450
  Linens 'n Things, Inc.*                              1,800          53,325
  Ross Stores, Inc.                                    5,000          89,688
  Staples, Inc.*                                       3,300          68,475
  Tandy Corporation                                    5,000         245,938
  The Men's Wearhouse, Inc.*                           2,250          66,094
  Tiffany & Company                                    4,600         410,550
  TJX Companies, Inc.                                  4,400          89,925
  Williams-Sonoma, Inc.*                               3,500         161,000
  Zale Corporation*                                    2,200         106,425

SECURITIES BROKERAGE - 0.6%
  A.G. Edwards, Inc.                                   5,500         176,344
  Bear Stearns Companies, Inc.                         5,176         221,274
  Charles Schwab Corporation                           2,500          95,625
  Investment Technology Group, Inc.                    4,626         132,997
  Legg Mason, Inc.                                     3,600         130,500
  Merrill Lynch & Company, Inc.                        2,400         199,950
  Raymond James Financial, Inc.                        3,500          65,188

SEMICONDUCTOR - 2.9%
  Altera Corporation*                                  5,000         247,812
  Analog Devices, Inc.*                                2,900         269,700
  Applied Materials, Inc.*                             1,500         190,031
  Applied Micro Circuits Corporation*                  1,900         241,775
  Broadcom Corporation*                                  500         136,187
  Dallas Semiconductor Corporation                     2,000         128,875
  Intel Corporation                                    9,000         740,813
  Lattice Semiconductor Corporation*                   4,100         193,213
  Linear Technology Corporation                        2,400         171,750
  Maxim Integrated Products, Inc.*                     5,600         264,250
  Motorola, Inc.                                       2,500         368,125
  National Semiconductor Corp.*                        2,800         119,875
  PMC-Sierra, Inc.*                                    2,000         320,625
  Qlogic Corporation*                                  1,000         159,875
  SDL, Inc.*                                           2,000         436,000
  Texas Instruments, Inc.                              3,600         347,850
  Vitesse Semiconductor Corporation*                   5,000         262,188
  Xilinx, Inc.*                                        8,400         381,938

STEEL - 0.3%
  Nucor Corporation                                    7,800         427,538

TELECOMMUNICATIONS EQUIPMENT - 0.7%
  ADC Telecommunications, Inc.*                        2,000         145,125
  American Tower Corporation                           4,300         131,419
  E-Tek Dynamics, Inc.*                                1,500         201,937
  General Instrument Corporation*                      1,800         153,000
  JDS Uniphase Corporation*                            2,200         354,887
  Pinnacle Holdings, Inc.*                             3,000         127,125
  Tellabs, Inc.*                                       1,300          83,444


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - BALANCED FUND
              PORTFOLIO OF INVESTMENTS
                   DECEMBER 31, 1999
------------------------------------------------

                                                               MARKET
COMMON STOCK                                    SHARES         VALUE
---------------------------------------------- --------------- ---------------
TELECOMMUNICATIONS SERVICE - 3.6%
  Allegiance Telecom, Inc.*                            1,500  $      138,375
  ALLTEL Corporation                                   8,286         685,149
  Bell Atlantic Corporation                            8,200         504,812
  BellSouth Corporation                               10,000         468,125
  Crown Castle International Corporation*              5,300         170,262
  GTE Corporation                                     11,500         811,469
  Intermedia Communications, Inc.*                     3,400         131,962
  McleodUSA, Inc.*                                     5,000         294,375
  Nextel Communications, Inc.*                         2,700         278,438
  NEXTLINK Communications, Inc.*                       3,000         249,188
  NTL Incorporated*                                    1,000         124,750
  SBC Communications, Inc.                            18,896         921,180
  Sprint Corporation                                   6,400         430,800
  United States Cellular Corporation*                  1,100         111,031
  Viatel, Inc.*                                        3,300         176,963
  Western Wireless Corporation*                        3,200         213,600
  Winstar Communications, Inc.*                        2,000         150,500

THRIFT - 0.1%
  Charter One Financial, Inc.                          3,034          58,025
  JSB Financial, Inc.                                  1,500          77,812

TOBACCO - 0.3%
  Philip Morris Companies, Inc.                       15,400         354,200
  UST, Inc.                                            9,000         226,688

TOILETRIES / COSMETICS - 1.3%
  Avon Products, Inc.                                 12,000         396,000
  Colgate-Palmolive Company                            8,000         520,000
  Gillette Company                                     6,000         247,125
  Int'l Flavors & Fragrances, Inc.                     5,000         188,125
  Kimberly-Clark Corporation                           9,800         641,288
  Proctor & Gamble Company                             2,400         262,950

TOYS - 0.2%
  Hasbro, Inc.                                        12,250         231,984
  Mattel, Inc.                                         3,125          41,016

TRANSPORT SERVICES - 0.2%
  C.H. Robinson Worldwide, Inc.                        3,000         119,250
  Expeditors International of Washington, Inc.         4,200         184,012

WATER UTILITY - 0.1%
  American Water Works Co., Inc.                       8,500         180,625
  Azurix Corporation*                                  6,000          53,625
                                                                ------------
TOTAL COMMON STOCK - 59.6%
  (Cost $59,875,604)                                          $  100,863,578
                                                                ============

* Securities are non-income producing

              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                               S & P
                                               CREDIT                     PRINCIPAL     MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY  AMOUNT        VALUE
--------------------------------------------- -------  ------   ------    ------        ------
AEROSPACE / DEFENSE - 1.1%
  B.F. Goodrich Company                          A-       6.800 02/01/18  $    500,000  $      436,859
  Lockheed Martin Corporation                    BBB-     7.650 05/01/16       750,000         686,487
  Raytheon Company                               BBB-     6.750 08/15/07       750,000         694,063

AIR TRANSPORT - 0.2%
  Federal Express Corporation                    BBB+     8.760 05/22/15       350,000         376,102

AUTO & TRUCK - 1.5%
  Ford Motor Company                             A+       6.500 08/01/18     1,000,000         881,561
  General Motors Corporation                     A        7.700 04/15/16     1,000,000         997,917
  TRW, Inc.                                      BBB      6.250 01/15/10       750,000         660,236

BANK - 3.6%
  Banc One Corporation                           A-       8.100 03/01/02       500,000         510,162
  BankBoston Corporation                         A        7.375 09/15/06       500,000         499,255
  Chase Manhattan Corp.                          A        6.750 08/15/08       750,000         710,068
  Comerica Bank                                  A-       7.125 12/01/13       750,000         764,378
  First Union Corporation                        A-       8.000 08/15/09       500,000         499,815
  MBNA America Bank, N.A.                        BBB      6.750 03/15/08       500,000         463,345
  Republic New York Corporation                  A        7.000 03/22/11       500,000         465,745
  Royal Bank of Scotland PLC                     A        6.375 02/01/11       500,000         463,750
  Swiss Bank Corp.-NY                            AA       7.375 07/15/15     1,000,000         959,080
  Wachovia Corporation                           A+       6.375 02/01/09       750,000         693,784

BEVERAGE - 0.6%
  Anheuser-Busch Companies, Inc.                 A+       7.125 07/01/17     1,000,000         937,310

BUILDING MATERIALS - 0.3%
  Masco Corporation                              A-       7.125 08/15/13       500,000         474,170

CHEMICAL - 1.2%
  Monsanto Company                               A        8.875 12/15/09     1,000,000       1,095,788
  Witco Corporation                              BBB      6.125 02/01/06       500,000         436,277
  Witco Corporation                              BBB      7.750 04/01/23       500,000         420,042

COMPUTER & PERIPHERALS - 0.6%
  Dell Computer Corporation                      BBB+     6.550 04/15/08     1,000,000         935,926

              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                               S & P
                                               CREDIT                     PRINCIPAL     MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY  AMOUNT        VALUE
--------------------------------------------- -------  ------   ------    ------        ------
COMPUTER SOFTWARE & SERVICES - 0.3%
  Computer Associates International, Inc.        BBB+     6.500 04/15/08  $    500,000  $      449,646

DIVERSIFIED - 1.7%
  Norsk Hydro ASA                                A        9.000 04/15/12     1,000,000       1,086,329
  Service Corp. International                    BBB-     7.700 04/15/09       500,000         394,929
  Tenneco, Inc.                                  BBB-     8.125 06/15/17       500,000         530,000
  Tyco International Group SA                    A-       6.375 06/15/05     1,000,000         932,540

ELECTRIC & GAS UTILITIES - 4.4%
  Dayton Power & Light Company                   AA-      8.150 01/15/26       500,000         496,026
  Delmarva Power & Light Co.                     A        8.500 02/01/22       500,000         496,454
  Duke Energy Corporation                        AA-      6.375 03/01/08       500,000         467,261
  Duquesne Light Company                         BBB+     7.550 06/15/25     1,000,000         907,054
  Enserch Corporation                            BBB      6.564 07/01/05       500,000         478,250
  Florida Power Corporation                      AA-      8.000 12/01/22       500,000         492,672
  Hydro-Quebec                                   A+       7.000 03/01/05       500,000         489,365
  Jersey Central Power & Light Co.               A+       6.750 11/01/25       750,000         634,451
  Potomac Edison Company                         A+       7.750 05/01/25       500,000         477,619
  Texas Utilities Company                        BBB+     7.875 03/01/23       750,000         706,807
  Union Electric Company                         AA-      8.750 12/01/21       500,000         517,316
  Virginia Electric Power                        A        8.000 03/01/04       500,000         511,539
  Western Resources, Inc.                        BBB      6.875 08/01/04       750,000         706,993

FINANCIAL SERVICES - 4.5%
  American General Finance Corp.                 A+       8.125 08/15/09     1,000,000       1,030,867
  BHP Finance USA Ltd.                           A-       7.250 03/01/16       500,000         464,043
  Dow Capital BV                                 A        8.700 05/15/22       250,000         251,962
  Fletcher Challenge Capital Canada, Inc.        BBB      8.250 06/20/16       500,000         510,000
  General Electric Capital Corporation           AAA      8.300 09/20/09       500,000         529,853
  General Electric Capital Corporation           AAA      8.000 08/20/14       500,000         488,458
  Household Finance Corporation                  A        6.375 08/01/10     1,000,000         903,244
  IBM Credit Corporation                         A+       6.750 12/24/07       500,000         475,372
  Morgan Stanley Dean Witter                     A+       6.750 10/15/13       750,000         686,296
  Morgan Stanley Dean Witter                     A+       6.750 10/15/13       250,000         228,765
  Santander Finance Issuances                    A        6.375 02/15/11     1,000,000         883,829
  Sears Roebuck Acceptance Corp.                 A-       6.875 10/15/17     1,250,000       1,132,975


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                               S & P
                                               CREDIT                     PRINCIPAL     MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY  AMOUNT        VALUE
--------------------------------------------- -------  ------   ------    ------        ------
FOOD PROCESSING - 0.6%
  Nabisco, Inc.                                  BBB      7.050 07/15/07  $  1,000,000  $      939,971

FOOD WHOLESALERS - 0.1%
  Sysco Corporation                              AA-      7.250 04/15/07       250,000         248,136

FOREIGN GOVERNMENT - 1.5%
  Province of Nova Scotia                        A-       7.250 07/27/13     1,000,000         998,750
  Province of Quebec                             A+       7.125 02/09/24     1,000,000         928,448
  Province of Saskatchewan                       A        9.375 12/15/20       525,000         614,928

GROCERY - 0.3%
  SUPERVALU INC.                                 BBB+     6.640 06/09/06       500,000         466,577

HOTEL / GAMING - 0.7%
  Hilton Hotels Corporation                      BBB-     7.200 12/15/09       750,000         735,000
  Mirage Resorts, Inc.                           BBB      7.250 08/01/17       500,000         421,159

INDUSTRIAL SERVICES - 0.3%
  ServiceMaster Company                          BBB      7.100 03/01/18       500,000         434,631

INSURANCE - 1.8%
  Ace INA Holdings                               A-       8.300 08/15/06       750,000         762,833
  Allstate Corporation                           A+       7.500 06/15/13     1,000,000         979,680
  CIGNA Corporation                              A        8.250 01/01/07       750,000         773,616
  MBIA, Inc.                                     AA       9.375 02/15/11       500,000         568,498

MACHINERY - 0.6%
  Case Corporation                               BBB-     7.250 01/15/16       500,000         500,000
  Clark Equipment Company                        A-       8.000 05/01/23       500,000         488,858

MEDICAL SUPPLIES - 0.6%
  Cardinal Health, Inc.                          A        6.000 01/15/06       500,000         461,106
  Johnson & Johnson                              AAA      8.720 11/01/24       550,000         588,802

METALS & MINING - 0.3%
  Placer Dome, Inc.                              BBB      7.750 06/15/15       500,000         480,000


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                               S & P
                                               CREDIT                     PRINCIPAL     MARKET
FIXED INCOME SECURITIES                        RATING  COUPON   MATURITY  AMOUNT        VALUE
--------------------------------------------- -------  ------   ------    ------        ------
NATURAL GAS - 1.2%
  Columbia Energy Group                          BBB+     7.320 11/28/10  $  1,000,000  $      947,882
  Enron Corporation                              BBB+     7.000 08/15/23       750,000         644,405
  Southwestern Energy Company                    BBB+     6.700 12/01/05       500,000         476,093

NEWSPAPER - 0.1%
  Knight-Ridder, Inc.                            A        9.875 04/15/09       100,000         116,468

OFFICE EQUIPMENT & SUPPLIES - 0.1%
  Xerox Corporation                              A        9.750 03/15/00       200,000         201,243

OILFIELD SERVICES - 0.8%
  Noble Drilling Corporation                     A-       7.500 03/15/19       750,000         696,628
  Smith International, Inc.                      BBB+     7.000 09/15/07       750,000         716,564

PACKAGING & CONTAINER - 0.2%
  Crown Cork & Seal Company, Inc.                BBB      8.375 01/15/05       390,000         398,876

PAPER & FOREST PRODUCTS - 0.4%
  Weyerhaeuser Company                           A        6.950 08/01/17       750,000         688,444

PETROLEUM - 1.2%
  Atlantic Richfield Company                     A        8.500 04/01/12       750,000         806,092
  Louisiana Land & Exploration Co.               A-       7.625 04/15/13       750,000         737,102
  Phillips Petroleum Company                     A-       8.860 05/15/22       500,000         512,851

PUBLISHING - 0.3%
  News America Holdings                          BBB-     8.000 10/17/16       500,000         500,795

RAILROAD - 0.5%
  Burlington Northern Santa Fe                   BBB+     8.750 02/25/22       750,000         794,709

RENTAL AUTO / EQUIPMENT - 0.3%
  Hertz Corporation                              A-       6.625 05/15/08       500,000         468,269

RESTAURANT - 0.3%
  Darden Restaurants, Inc.                       BBB+     7.125 02/01/16       500,000         464,508


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
-----------------------------------------------------

                                               S & P
FIXED INCOME SECURITIES AND                    CREDIT                     PRINCIPAL     MARKET
REPURCHASE AGREEMENT                           RATING  COUPON   MATURITY  AMOUNT        VALUE
--------------------------------------------- -------  ------   ------    ------        ------
RETAIL STORE - 0.9%
  Dayton Hudson Corporation                      A-       9.625 02/01/08  $    200,000  $      223,461
  Dillard's, Inc.                                BBB      7.850 10/01/12       750,000         695,155
  J.C. Penney Company                            BBB+     8.250 08/15/22       500,000         442,653
  Pep Boys-Manny, Moe & Jack                     BBB-     7.000 06/01/05       350,000         322,206

SECURITIES BROKERAGE - 1.3%
  Bear Stearns Companies, Inc.                   A        7.250 10/15/06       750,000         730,700
  Lehman Brothers Holdings, Inc.                 A        8.500 08/01/15       750,000         779,045
  Merrill Lynch & Company, Inc.                  AA-      7.190 08/07/12       750,000         686,517

SEMICONDUCTOR - 0.5%
  Applied Materials, Inc.                        A-       7.125 10/15/17     1,000,000         927,263

TELECOMMUNICATIONS SERVICE - 3.6%
  AT&T Corporation                               AA-      6.000 03/15/09       750,000         681,761
  Bell Canada                                    A+       9.500 10/15/10       750,000         846,322
  GTE Corporation                                A        6.460 04/15/08       500,000         469,504
  MCI WorldCom, Inc.                             A-       7.750 03/15/24       750,000         707,725
  Michigan Bell Telephone                        AAA      7.500 02/15/23       750,000         702,135
  New York Telephone Company                     A+       7.375 12/15/11     1,000,000         956,367
  Sprint Capital Corp.                           BBB+     6.900 05/01/19     1,000,000         914,147
  Vodafone Airtouch PLC                          A        7.500 07/15/06     1,000,000         997,561

TOBACCO - 0.2%
  Philip Morris Companies, Inc.                  A        9.000 01/01/01       400,000         404,888

U.S. GOVERNMENT - 0.6%
  U.S. Treasury - Bond                                    6.625 05/15/07     1,000,000       1,003,593
                                                                                       -----------------
TOTAL FIXED-INCOME SECURITIES - 39.3%
  (Cost $70,305,607)                                                                        66,475,960

REPURCHASE AGREEMENT - 0.2%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 1.55%, due 01/03/00                                                               404,459

TOTAL COMMON STOCK - 59.6%
  (Cost $59,875,604)                                                                       100,863,578
                                                                                       -----------------
TOTAL INVESTMENTS IN SECURITIES - 99.1%
  (Cost $130,585,670)                                                                   $  167,743,997
                                                                                       ================

              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
ADVERTISING - 1.6%
  Lamar Advertising Company                      B     12/01/06    9.625  $    700,000  $      721,057
  News Corporation Ltd.                          BB+   02/15/06    8.750       675,000         688,500
  Outdoor Systems, Inc.                          BB+   06/15/07    8.875     1,000,000       1,031,500
  Valassis Communications                        BBB-  01/15/09    6.625     1,000,000         915,475

AEROSPACE / DEFENSE - 1.4%
  AAR Corporation                                BBB   10/15/03    7.250       500,000         478,927
  Boeing Co.                                     AA-   04/01/12    9.750     1,000,000       1,164,370
  Lockheed Martin Corporation                    BBB-  03/15/23    7.875       500,000         490,101
  Lockheed Martin Corporation                    BBB-  04/15/23    7.750     1,000,000         880,720

AIR TRANSPORT - 2.8%
  AMR Corporation                                BBB-  03/15/00    9.750       100,000         100,551
  AMR Corporation                                BBB-  08/01/12    9.000     1,000,000       1,056,068
  Continental Airlines, Inc.                     BB-   12/15/05    8.000     1,230,000       1,129,813
  Delta Air Lines, Inc.                          BBB-  02/01/11   10.375       500,000         576,425
  Federal Express Corporation                    BBB+  01/01/15    7.630     1,000,000         984,863
  Northwest Airlines, Inc.                       BB    03/15/07    8.700     1,000,000         956,270
  United Airlines, Inc.                          BB+   08/15/21    9.750       500,000         563,984
  United Airlines, Inc.                          BB+   07/15/21   10.250       500,000         565,276

AUTO PARTS - 0.9%
  Federal-Mogul Corporation                      BB+   07/01/06    7.750     1,000,000         985,000
  Titan Wheel International, Inc.                B+    04/01/07    8.750     1,000,000         950,000

AUTO & TRUCK - 1.9%
  Ford Motor Company                             A+    11/15/22    8.875     2,000,000       2,075,461
  General Motors Corporation                     A     06/15/24    8.100     1,000,000       1,009,120
  Lear Corporation                               BB+   05/15/09    8.110     1,000,000         941,519

BANK - 7.2%
  ABN AMRO Bank NV                               AA-   12/01/26    7.300       500,000         454,391
  Banc One Corporation                           A-    07/15/25    7.750     1,000,000         974,792
  Bank of America Corp.                          A     07/15/15   10.200     1,000,000       1,216,266
  Bank of America Corp.                          A     03/01/09    7.125     1,000,000         970,860
  BankBoston Corporation                         A-    12/01/05    6.625     1,000,000         950,983
  Bankers Trust Corporation                      A+    11/15/15    7.500     1,500,000       1,423,833
  Chase Manhattan Corp.                          A     10/15/08    6.125     1,000,000         905,899
  Citicorp                                       A+    10/15/11    7.250     1,000,000         968,252
  Comerica Bank                                  A-    12/01/13    7.125     1,000,000       1,019,170
  Dresdner Bank - New York                       AA-   09/15/15    7.250     1,000,000         939,210


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
BANK - 7.2% (Continued)
  First Union Corporation                        A-    08/15/09    8.000  $    500,000  $      499,815
  JPM Capital Trust II                           A     02/01/27    7.950     1,000,000         953,630
  KeyCorp                                        BBB+  03/15/06    6.750     1,000,000         957,813
  Republic New York Corporation                  A     05/15/21    9.125     1,000,000       1,088,514
  Royal Bank of Scotland PLC                     A     02/01/11    6.375     1,000,000         927,500
  Swiss Bank Corporation-NY                      AA    06/15/17    7.375     1,000,000         956,920

BEVERAGE - 0.7%
  Anheuser-Busch Companies, Inc.                 A+    07/01/17    7.125     1,500,000       1,405,964

BROADCASTING / CABLE TV - 7.5%
  CBS Corporation                                BBB-  08/01/12    8.625       750,000         793,735
  Century Communications Corp.                   BB-   03/01/05    9.500     1,000,000       1,001,705
  Century Communications Corp.                   BB-   02/15/02    9.750       250,000         250,415
  Chancellor Media Corporation                   B     06/15/07    8.750     1,250,000       1,281,606
  Charter Communications Holdings LLC            B+    04/01/09    8.625     1,500,000       1,400,425
  Comcast Corp.                                  BBB-  05/15/05    9.375       500,000         528,970
  Comcast Corp.                                  BBB-  01/15/08    9.500       500,000         515,000
  Continental Cablevision, Inc.                  BBB   08/01/13    9.500       500,000         550,395
  CSC Holdings, Inc.                             BB+   02/15/18    7.875       500,000         476,318
  CSC Holdings, Inc.                             BB-   05/15/06    9.875       750,000         789,480
  Fox Family Worldwide, Inc.                     B     11/01/07    9.250     1,250,000       1,148,276
  Jones Intercable, Inc.                         BBB-  04/01/07    8.875       500,000         523,925
  Jones Intercable, Inc.                         BB+   03/01/08   10.500       700,000         725,566
  Lenfest Communications, Inc.                   BB+   11/01/05    8.375     1,000,000       1,022,320
  Rogers Cablesystems Ltd.                       BB+   03/15/05   10.000       500,000         547,380
  Rogers Cablesystems Ltd.                       BB+   12/01/07   10.000       500,000         533,750
  Sinclair Broadcast Group, Inc.                 B     09/30/05   10.000     1,000,000         986,983
  Turner Broadcasting System, Inc.               BBB   07/01/13    8.375       750,000         774,952
  Time Warner, Inc.                              BBB   01/15/13    9.125     1,000,000       1,090,440
  Young Broadcasting, Inc.                       B     06/15/07    8.750       750,000         708,611

BUILDING MATERIALS - 0.9%
  American Standard, Inc.                        BB-   02/01/08    7.375     1,000,000         910,027
  Building Materials Corp.                       BB    10/15/07    8.000     1,000,000         921,097

CHEMICAL - 1.6%
  Eastman Chemical Company                       BBB+  01/15/24    7.250     1,000,000         970,000
  Union Carbide Chemicals & Plastics Co.         BBB   04/01/23    7.875       600,000         586,960
  Witco Corporation                              BBB   02/01/06    6.125       500,000         436,277
  Witco Corporation                              BBB   04/01/23    7.750     1,500,000       1,260,125


              See Notes To Finanical Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
COMPUTER & PERIPHERALS - 0.6%
  Computer Associates International, Inc.        BBB+  04/15/05    6.375  $  1,250,000  $    1,162,835

COMPUTER SOFTWARE & SERVICES - 0.5%
  International Business Machines Corp.          A+    11/01/19    8.375     1,000,000       1,086,225

DIVERSIFIED - 1.8%
  Mark IV Industries, Inc.                       BB-   09/01/07    7.500     1,000,000         907,986
  Norsk Hydro ASA                                A     04/15/12    9.000     1,500,000       1,629,494
  Service Corp. International                    BBB-  04/15/09    7.700     1,550,000       1,224,280

ELECTRIC & GAS UTILITIES - 8.7%
  Alabama Power Company                          A+    12/01/24    9.000     1,000,000       1,040,330
  Calpine Corporation                            BB+   04/01/08    7.875     1,000,000         952,386
  Dayton Power & Light Company                   AA-   01/15/26    8.150     1,000,000         992,051
  Duke Energy Corporation                        AA-   08/01/25    6.750     1,000,000         868,785
  Hydro-Quebec                                   A+    01/15/22    8.400       850,000         894,459
  Indianapolis Power & Light Co.                 AA-   02/01/24    7.050     1,000,000         901,875
  Jersey Central Power & Light Co.               A+    11/01/25    6.750     1,000,000         845,935
  New Orleans Public Service, Inc.               BBB   03/01/23    8.000       600,000         580,444
  Northern Illinois Gas Company                  AA    08/15/21    8.875     1,000,000       1,032,569
  Oklahoma Gas & Electric Company                A+    10/15/25    7.300     1,500,000       1,372,458
  PG&E Corporation                               AA-   03/01/26    7.250     1,000,000         906,771
  Potomac Edison Company                         A+    06/01/24    8.000     1,000,000         977,593
  Potomac Electric Power Company                 A     06/01/21    9.000     1,000,000       1,020,779
  Public Service Electric & Gas                  A-    09/01/24    7.000     1,000,000         894,738
  Rocheseter Gas & Electric Corporation          A-    04/01/21    9.375     1,000,000       1,038,073
  Southern California Gas Company                AA-   10/01/21    8.750     1,000,000       1,021,750
  Virginia Electric Power                        A     10/01/24    8.625     1,000,000       1,005,867
  West Penn Power Company                        A+    08/01/24    8.125     1,000,000       1,000,160
  Western Resources, Inc.                        A-    04/15/23    7.650     1,000,000         923,122

ELECTRONICS - 0.4%
  Koninklijke Philips Electronics N.V.           BBB+  08/15/13    7.250     1,000,000         935,035

ENTERTAINMENT - 0.5%
  Viacom, Inc.                                   BBB-  08/01/22    8.250     1,000,000         978,954

ENVIRONMENTAL - 1.3%
  American Eco Corporation                       B     05/15/08    9.625     1,000,000         600,000
  Laidlaw, Inc.                                  BBB   05/15/23    8.250     1,000,000         927,029
  Laidlaw, Inc.                                  BBB   04/15/07   11.500     1,000,000       1,108,974


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
FINANCIAL SERVICES - 3.8%
  Auburn Hills Trust                             A+    05/01/20   12.000  $    400,000  $      577,635
  BHP Finance USA Ltd.                           A-    03/01/16    7.250     1,000,000         928,085
  CRA Finance, Ltd.                              AA-   12/01/13    7.125       500,000         465,918
  Dow Capital BV                                 A     05/15/22    8.700     1,000,000       1,007,849
  Fairfax Financial Holdings                     BBB+  10/01/15    8.250     1,500,000       1,410,000
  Fletcher Challenge Capital Canada, Inc.        BBB   06/20/16    8.250     1,000,000       1,020,000
  Household Finance Corporation                  A     08/01/10    6.375     1,000,000         903,244
  Morgan Stanley Dean Witter                     A+    10/15/13    6.750     1,250,000       1,143,827
  Sears Roebuck Acceptance Corp.                 A-    10/15/17    6.875       500,000         453,190

FOOD PROCESSING - 1.1%
  Chiquita Brands Int'l, Inc.                    B+    01/15/04    9.625     1,000,000         750,000
  ConAgra, Inc.                                  BBB   03/01/21    9.750       500,000         574,791
  Nabisco, Inc.                                  BBB   06/15/15    7.550     1,000,000         945,329

FOREIGN GOVERNMENT - 2.1%
  Province of Newfoundland                       A-    10/22/22    8.650     1,000,000       1,060,000
  Province of Nova Scotia                        A-    07/27/13    7.250     1,000,000         998,750
  Province of Quebec                             A+    12/01/26    8.625     1,115,000       1,214,653
  Province of Saskatchewan                       A     02/01/13    8.000     1,000,000       1,032,560

GROCERY - 0.9%
  Great Atlantic & Pacific Tea Co.               BBB-  04/15/07    7.750     1,000,000         913,417
  Kroger Company                                 BBB-  03/01/08    7.450     1,000,000         972,798

HOMEBUILDING - 3.8%
  Beazer Homes USA, Inc.                         B+    04/01/08    8.875     1,000,000         923,101
  D.R. Horton, Inc.                              BB    04/15/06   10.000     1,000,000       1,017,932
  Engle Homes, Inc.                              B     02/01/08    9.250     1,000,000         920,000
  Kaufman & Broad Home Corp.                     BB+   10/15/04    7.750     1,000,000         943,490
  MDC Holdings, Inc.                             BB    02/01/08    8.375     1,500,000       1,381,007
  Ryland Group, Inc.                             B+    06/01/04    9.625     1,000,000         971,939
  Standard Pacific Corp.                         BB    06/15/07    8.500     1,000,000         957,922
  U.S. Home Corporation                          BB-   08/15/07    8.880     1,000,000         926,556

HOTEL / GAMING - 4.9%
  Boyd Gaming Corporation                        BB-   10/01/03    9.250     1,000,000       1,020,000
  Harrah's Operating Co., Inc.                   BB+   12/15/05    7.875     1,500,000       1,418,652
  Hilton Hotels Corporation                      BBB-  12/15/09    7.200     1,500,000       1,470,000
  HMH Properties, Inc.                           BB    12/01/08    8.450     1,000,000         963,750
  Host Marriott Travel Plaza                     BB-   05/15/05    9.500     1,000,000         999,902


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
HOTEL / GAMING - 4.9% (Continued)
  Mandalay Resort Group                          BB+   07/15/13    7.625  $    450,000  $      378,170
  Mirage Resorts, Inc.                           BBB   02/01/08    6.750     1,500,000       1,326,123
  Prime Hospitality Corp.                        BB    01/15/06    9.250     1,000,000         981,039
  Rank Group Finance PLC                         BBB-  01/15/18    7.125     1,000,000         950,000
  Starwood Hotels & Resorts                      BB+   11/15/15    7.375     1,000,000         786,463

INDUSTRIAL SERVICES - 0.5%
  Coinmach Corporation                           B     11/15/05   11.750     1,000,000       1,044,576

INSURANCE - 4.6%
  Ace INA Holdings                               A-    08/15/06    8.300     1,000,000       1,017,110
  Aetna Services, Inc.                           A     01/15/17    8.000       824,000         832,240
  American Financial Group, Inc.                 BBB+  12/15/07    7.125     1,000,000         975,000
  CIGNA Corporation                              A     03/01/23    7.650       500,000         480,290
  CNA Financial Corporation                      A-    01/15/18    6.950       500,000         430,042
  CNA Financial Corporation                      A-    11/15/23    7.250     1,000,000         950,000
  Continental Corporation                        BBB-  08/15/12    8.375       600,000         603,216
  Loews Corporation                              AA-   10/15/23    7.000     1,000,000         867,658
  MBIA, Inc.                                     AA    10/01/22    8.200     2,000,000       1,966,511
  Metropolitan Life Insurance Co.*               A+    11/01/23    7.450       550,000         494,836
  New York Life Insurance Company                AA-   12/15/23    7.500     1,000,000         980,000

MACHINERY - 0.2%
  Clark Equipment Company                        A-    05/01/23    8.000       500,000         488,858

MEDICAL SERVICES - 0.7%
  HEALTHSOUTH Corporation                        BBB-  04/01/01    9.500       500,000         492,010
  Tenet Healthcare Corporation                   BB-   01/15/07    8.625     1,000,000         973,250

MEDICAL SUPPLIES - 0.3%
  Cardinal Health, Inc.                          A     02/15/04    6.500       700,000         675,183

METALS & MINING - 1.2%
  Alcan Aluminum Ltd.                            A-    01/15/22    8.875     1,000,000       1,062,500
  Inco Ltd.                                      BB+   06/15/22    9.600       500,000         470,000
  Placer Dome, Inc.                              BBB   06/15/15    7.750     1,000,000         960,000

MORTGAGED BACK SECURITIES - 2.5%
  Ginnie Mae                                     AAA   12/20/28    6.500     1,896,194       1,772,941
  Ginnie Mae                                     AAA   01/20/29    6.500     2,866,882       2,680,535
  Ginnie Mae                                     AAA   11/20/28    6.500       934,507         873,765


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
NATURAL GAS - 2.6%
  AmeriGas Partners, L.P.                        BB+   04/15/07   10.125  $  1,200,000  $    1,229,117
  ANR Pipeline Company                           BBB+  11/01/21    9.625     1,000,000       1,147,459
  Columbia Energy Group                          BBB+  11/28/10    7.320     1,000,000         947,882
  Ferrellgas Partners, L.P.                      B+    06/15/06    9.375       500,000         491,923
  Louis Dreyfus Natural Gas Corp.                BB+   06/15/04    9.250     1,000,000       1,011,095
  TransCanada Pipelines Ltd.                     A-    04/01/23    7.875       600,000         580,603

NEWSPAPER - 0.5%
  Hollinger International, Inc.                  BB-   02/01/06    9.250       500,000         494,521
  Hollinger International, Inc.                  BB-   03/15/07    9.250       500,000         491,967

OILFIELD SERVICES - 2.4%
  Husky Oil, Ltd.                                BBB   11/15/16    7.550     1,000,000         907,638
  Kerr-McGee Corporation                         BBB   11/01/11    7.000     1,500,000       1,369,719
  Offshore Logistics, Inc.                       BB    01/15/08    7.875     1,200,000       1,128,000
  Parker Drilliing Company                       B+    11/15/06    9.750       750,000         733,192
  Pride International, Inc.                      BB    05/01/07    9.375     1,000,000         999,453

PACKAGING & CONTAINERS - 1.2%
  Crown Cork & Seal Company, Inc.                BBB   04/15/23    8.000     1,500,000       1,405,583
  Owens-Illinois Inc.                            BB+   05/15/07    8.100       750,000         716,380
  Owens Illinois, Inc.                           BB+   05/15/18    7.800       500,000         429,127

PAPER & FOREST PRODUCTS - 1.5%
  Bowater, Inc.                                  BBB   10/15/12    9.500       700,000         769,257
  Champion International Corporation             BBB   09/01/23    7.625     1,500,000       1,363,086
  Georgia-Pacific Corporation                    BBB-  07/01/22    9.125     1,000,000       1,017,835

PETROLEUM - 2.1%
  Clark USA, Inc.                                B     12/01/05   10.875       500,000         375,000
  Louisiana Land & Exploration Co.               A-    04/15/13    7.625     1,000,000         982,803
  Ocean Energy Inc.                              BB+   07/01/05    7.625       500,000         477,025
  Ocean Energy, Inc.                             BB-   08/01/05    8.625     1,000,000         991,722
  Phillips Petroleum Company                     A-    01/01/23    8.490     1,000,000       1,004,139
  Ultramar Diamond Shamrock Corp.                BBB   04/01/23    8.000       600,000         570,755

PUBLISHING - 0.8%
  News America Holdings                          BBB-  08/10/18    8.250     1,000,000       1,007,347
  Primedia, Inc.                                 BB-   06/01/04   10.250       750,000         769,841


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
                                               CREDIT  MATURITY             PRINCIPAL       MARKET
FIXED INCOME SECURITIES                        RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
RAILROAD - 0.9%
  Kansas City Southern Industries, Inc.          BBB-  07/01/22    8.800  $    500,000  $      485,784
  Union Pacific Corporation                      BBB-  05/01/25    8.350     1,500,000       1,449,187

RECREATION - 1.4%
  Brunswick Corporation                          BBB+  09/01/23    7.375       975,000         984,750
  Speedway Motorsports, Inc.                     B+    08/15/07    8.500     1,000,000         934,646
  The Sports Club Company, Inc.                  B     03/15/06   11.375     1,000,000         995,000

RENTAL AUTO / EQUIPMENT - 0.4%
  Hertz Corporation                              A-    05/15/08    6.625     1,000,000         936,538

RESTAURANT - 0.7%
  Darden Restaurants, Inc.                       BBB+  02/01/16    7.125     1,500,000       1,393,525

RETAIL STORE - 4.6%
  Dayton Hudson Corporation                      A-    12/01/22    8.500     1,500,000       1,514,508
  Dillard's Inc.                                 BBB   10/01/12    7.850     1,500,000       1,390,311
  J.C. Penney Company                            BBB+  04/01/17    7.950     1,000,000         885,092
  May Department Stores                          A+    07/15/26    8.300     1,000,000         998,166
  Michaels Stores, Inc.                          BB-   06/15/06   10.875     1,000,000       1,050,000
  Pep Boys-Manny, Moe & Jack                     BBB-  06/01/05    7.000     1,000,000         920,590
  Sears, Roebuck & Company                       A-    11/01/11    9.375     1,000,000       1,120,428
  The Limited, Inc.                              BBB+  03/15/23    7.500     1,000,000         817,734
  Venator Group, Inc.                            BB    06/01/00    7.000     1,000,000         995,255

SECURITIES BROKERAGE - 2.4%
  Bear Stearns Companies, Inc.                   A     01/15/04    6.625     1,000,000         969,138
  Goldman Sachs Group LP                         A+    03/01/13    8.000     1,000,000         993,658
  Lehman Brothers, Inc.                          A     05/15/05   11.625     1,023,000       1,188,255
  Morgan Stanley Dean Witter                     A+    10/01/13    7.000     1,000,000         936,534
  Paine Webber Group, Inc.                       BBB+  02/15/14    7.625     1,000,000         943,496

SEMICONDUCTOR - 0.6%
  Applied Materials, Inc.                        A-    10/15/17    7.125     1,250,000       1,159,079

SHOE - 0.5%
  Brown Shoe Company, Inc.                       BB    10/15/06    9.500     1,000,000       1,006,658

STEEL - 0.9%
  AK Steel Corporation                           BB    12/15/06    9.125     1,000,000       1,017,175
  USX Corporation                                BBB-  02/15/12    9.375       750,000         829,013


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                S & P
FIXED INCOME SECURITIES AND                    CREDIT  MATURITY             PRINCIPAL       MARKET
REPURCHASE AGREEMENT                           RATING   DATE     COUPON      AMOUNT          VALUE
-------------------------------------------- --------- -------  --------  ------------  --------------
TELECOMMUNICATIONS SERVICE - 5.3%
  AT & T Corporation                             AA-   07/15/24    8.125  $    800,000  $      776,633
  AT&T Corporation                               AA-   01/15/22    8.125       750,000         729,204
  GCI, Inc.                                      B+    08/01/07    9.750     1,000,000         967,528
  Global Crossings Ltd.                          BB    05/15/08    9.625     1,000,000         996,432
  GTE Corporation                                A     11/01/21    8.750     1,500,000       1,612,895
  Illinois Bell Telephone Company                AAA   03/15/24    7.250     1,425,000       1,297,225
  MasTec, Inc.                                   BB-   02/01/08    7.750     1,500,000       1,455,000
  MCI WorldCom, Inc.                             A-    03/15/24    7.750     1,000,000         943,634
  New Jersey Bell Telephone                      AA    06/01/12    7.375     1,000,000         966,250
  New York Telephone Company                     A+    12/15/11    7.375       500,000         478,184
  SBC Communications Capital Corp.               AA    07/15/25    7.250     1,000,000         906,759

TEXTILE - 0.5%
  WestPoint Stevens Inc.                         BB    06/15/05    7.875     1,000,000         950,000

TOBACCO - 0.2%
  Philip Morris Companies, Inc.                  A     01/15/17    8.375       547,000         509,888

TRANSPORTATION - 0.8%
  Gulfmark Offshore, Inc.                        BB-   06/01/08    8.750       750,000         706,334
  Sea Containers                                 BB-   12/01/04   12.500     1,000,000       1,020,000

U.S. GOVERNMENT - 0.5%
  U.S. Treasury - Bond                                 08/15/26    6.750     1,000,000       1,004,375
                                                                                       ----------------
TOTAL FIXED INCOME SECURITIES - 97.7%
  (Cost $214,010,341)                                                                      204,890,450

REPURCHASE AGREEMENT - 0.3%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 1.55%, due 01/03/00                                                               642,552
                                                                                       ----------------
TOTAL INVESTMENTS IN SECURITIES - 98.0%
  (Cost $214,652,893)                                                                  $   205,533,002
                                                                                       ================


* Security exempt from registration under Rule 144A of the Securities Act of 1933

              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

                                                                MARKET
COMMON STOCK                                       SHARES        VALUE
----------------------------------------------- ------------  ------------
AUTO & TRUCK - 0.9%
  Ford Motor Company                                   8,500  $      453,156

BANK - 2.5%
  Bank of America Corporation                         16,300         818,056
  Wells Fargo Company                                 11,800         477,162

BEVERAGE - 1.6%
  Coca-Cola Company                                   14,600         850,450

BIOTECHNOLOGY - 1.3%
  Amgen, Inc.*                                         8,600         516,537
  Biogen, Inc.*                                        2,100         177,450

BROADCASTING / CABLE TV - 2.5%
  Comcast Corporation                                  6,200         313,488
  The Walt Disney Company                             11,500         336,375
  Time Warner, Inc.                                    9,000         650,813

CHEMICAL - 0.8%
  duPont, E.I. de Nemours & Co.                        6,400         421,600

COMPUTER & PERIPHERALS - 15.1%
  Apple Computer, Inc.*                                1,500         154,219
  Cisco Systems, Inc.*                                26,300       2,817,387
  Compaq Computer Corporation                          9,400         254,387
  Dell Computer Corporation*                          21,100       1,076,100
  EMC Corporation*                                     6,300         688,275
  Hewlett-Packard Company                              5,700         648,375
  International Business Machines Corp.               11,400       1,229,775
  Sun Microsystems, Inc.*                             11,800         913,763
  VERITAS Software Corporation*                          850         121,656

COMPUTER SOFTWARE & SERVICES - 13.5%
  America Online, Inc.*                               14,800       1,122,950
  At Home Corporation*                                 2,800         120,050
  CMGI, Inc.*                                          1,300         359,938
  Compuware Corporation*                               2,400          89,400
  Microsoft Corporation*                              41,400       4,833,450
  Oracle Corporation*                                  3,800         425,838
  Siebel Systems, Inc.*                                1,200         100,800

DIVERSIFIED - 0.4%
  Tyco International, Ltd.                             5,200         202,800

DRUG - 10.0%
  Abbott Laboratories                                  8,400         305,025
  American Home Products Corp.                        14,600         573,050
  Bristol-Myers Squibb Company                        16,200       1,039,837
  Eli Lilly & Company                                  7,400         492,100
  Merck & Company, Inc.                               15,500       1,041,406
  Pfizer, Inc.                                        29,500         956,906
  Schering-Plough Corporation                          9,900         419,513
  Warner-Lambert Company                               5,700         467,044

ELECTRICAL EQUIPMENT - 5.5%
  General Electric Company                            18,700       2,893,825

FINANCIAL SERVICES - 3.9%
  Citigroup, Inc.                                     21,550       1,200,066
  Fannie Mae                                           6,100         380,869
  Morgan Stanley Dean Witter & Co.                     3,200         456,800

FOREIGN TELECOMMUNICATIONS - 1.7%
  Ericsson (LM) Telephone-ADR-Class B                 13,400         880,212

INSURANCE - 2.0%
  American International Group, Inc.                   9,825       1,062,328

MEDICAL SUPPLIES - 2.2%
  Johnson & Johnson                                   10,200         951,150
  Medtronic, Inc.                                      6,200         225,913


              See Notes To Financial Statements

         ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
                   PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1999
---------------------------------------------------------

COMMON STOCK AND                                                 MARKET
REPURCHASE AGREEMENT                                SHARES       VALUE
-----------------------------------------       ----------- ----------------
PETROLEUM - 5.7%
  BP Amoco PLC-ADR                                     1,588  $       94,188
  Exxon Mobil Corporation                             24,372       1,963,469
  Royal Dutch Petroleum Company                       14,900         902,381

RESTAURANT - 0.7%
  McDonald's Corporation                               9,600         387,000

RETAIL STORE - 5.9%
  Home Depot, Inc.                                    15,000       1,031,250
  Wal-Mart Stores, Inc.                               29,500       2,039,188

SECURITIES BROKERAGE - 0.3%
  Charles Schwab Corporation                           4,600         175,950

SEMICONDUCTOR - 7.8%
  Applied Materials, Inc.*                             1,450         183,697
  Intel Corporation                                   28,000       2,304,750
  Linear Technology Corporation                        2,100         150,281
  Maxim Integrated Products, Inc.*                     4,000         188,750
  Motorola, Inc.                                       4,600         677,350
  Texas Instruments, Inc.                              6,000         579,750

TELECOMMUNICATIONS EQUIPMENT - 3.9%
  JDS Uniphase Corporation*                            1,200         193,575
  Lucent Technologies, Inc.                           21,200       1,590,000
  Tellabs, Inc.*                                       4,100         263,169

TELECOMMUNICATIONS SERVICE - 9.4%
  AT&T Corporation                                    19,912       1,011,778
  Bell Atlantic Corporation                           10,100         621,781
  BellSouth Corporation                               12,500         585,156
  Global Crossing Ltd.*                                2,800         140,000
  GTE Corporation                                      5,600         395,150
  MCI WorldCom, Inc.*                                 15,900         843,694
  Qwest Communications International, Inc.*            6,600         283,800
  SBC Communications, Inc.                            20,822       1,015,073

TOILETRIES / COSMETICS - 1.7%
  Proctor & Gamble Company                             7,900         865,544
                                                             ----------------
TOTAL COMMON STOCK - 99.3%
  (Cost $43,730,037)                                              52,007,018

REPURCHASE AGREEMENT - 2.5%
  Fifth Third Bank 2 Party Repurchase
  Agreement, 1.55%, 01/03/00                                       1,319,664
                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES - 101.8%
  (Cost $45,049,701)                                          $   53,326,682
                                                             ================

* Securities are non-income producing

              See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC.
              STATEMENT OF ASSETS AND LIABILITIES
                     DECEMBER 31, 1999
---------------------------------------------------

                                                   EQUITY                                  RETIREMENT    CORNERSTONE
                                                   GROWTH         BOND        BALANCED       INCOME         STOCK
                                               -------------- ------------- ------------- ------------- -------------
ASSETS
  Investments in securities  . . . . . . . .    $ 114,850,941 $  33,539,124 $ 167,743,997 $ 205,533,002 $  53,326,682

  Cash                                                204,311        64,489       146,571        48,024       212,079
  Receivables    . . . . . . . . . . . . . .
   Dividends and interest  . . . . . . . . .           24,156       781,559     1,495,648     4,347,254        22,126
   Securities sold   . . . . . . . . . . . .          256,719             0        93,327             0             0
  Prepaid expenses   . . . . . . . . . . . .            6,433         2,425        10,758         1,313         1,076
                                               -------------- ------------- ------------- ------------- -------------
  Total assets   . . . . . . . . . . . . . .      115,342,560    34,387,597   169,490,301   209,929,593    53,561,963



LIABILITIES
  Payable to affiliated entities . . . . . .
   Investment advisory fees  . . . . . . . .           61,195        10,814        96,185        87,967        16,387
   Distribution fees   . . . . . . . . . . .            1,540           468         2,278         2,813           710
  Accounts payable and accrued expenses. . .           15,646        11,045        30,007        31,932        13,494
  Securities purchased   . . . . . . . . . .          749,279             0       143,448             0     1,175,763
  Distributions payable  . . . . . . . . . .                0         3,534         2,326        15,989            97
                                                -------------- ------------- ------------- ------------- -------------
  Total liabilities  . . . . . . . . . . . .          827,660        25,861       274,244       138,701     1,206,451
                                                -------------- ------------- ------------- ------------- -------------
  Net assets   . . . . . . . . . . . . . . .    $ 114,514,900 $  34,361,736 $ 169,216,057 $ 209,790,892 $  52,355,512
                                                 ============= ============= ============= ============= =============


NET ASSETS
  Paid-in capital    . . . . . . . . . . . .    $  61,508,419 $  35,309,913 $ 132,055,751 $ 219,935,543 $  44,129,119
  Accumulated undistributed net realized
   gain (loss) on investments  . . . . . . .           18,255       (59,239)        1,979    (1,024,760)      (50,588)
  Net unrealized appreciation (depreciation)
   in value of investments   . . . . . . . .       52,988,226      (888,938)   37,158,327    (9,119,891)    8,276,981
                                                -------------- ------------- ------------- ------------- -------------
  Net assets   . . . . . . . . . . . . . . .    $ 114,514,900 $  34,361,736 $ 169,216,057 $ 209,790,892 $  52,355,512
                                                 ============= ============= ============= ============== ============

SHARES OUTSTANDING   . . . . . . . . . . . .        4,332,261     3,587,559     9,940,102    21,826,738     3,863,940
                                                 ============= ============== ============ =============== ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE   . . . . . . .    $       26.43 $        9.58 $       17.02 $        9.61 $       13.55
                                                 ============= ============== ============= ============== ===========



              See Notes To Financial Statements

                        ADVANCE CAPITAL I, INC.
                        STATEMENT OF OPERATIONS
                     YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------

                                                                                          RETIREMENT    CORNERSTONE
                                                   EQUITY        BOND        BALANCED      INCOME          STOCK
                                               ------------- ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Interest    . . . . . . . . . . . . . . .    $      29,375 $     983,475 $   4,413,757 $  17,193,925 $      15,844
  Dividends   . . . . . . . . . . . . . . .          280,812             0     1,311,770             0       224,712
                                                ------------- ------------- ------------- ------------- -------------
  Total investment income   . . . . . . . .          310,187       983,475     5,725,527    17,193,925       240,556

EXPENSES
  Paid to affiliates:
    Investment advisory fees  . . . . . . .          555,760        51,730     1,000,853     1,091,252       108,733
    Distribution fees   . . . . . . . . . .          198,486        24,270       357,447       545,626        67,958
  Paid to others:
    Custodial fees    . . . . . . . . . . .           23,269         6,077        39,201        12,703         9,443
    Directors fees and expenses . . . . . .            2,662           327         4,842         7,439           841
    Professional fees   . . . . . . . . . .            9,053         1,406        16,683        26,280         2,284
    Shareholder reporting costs . . . . . .           16,659         2,371        30,422        52,113         4,886
    Registration and filing fees. . . . . .            4,656         9,771        10,136         4,763        12,135
    Other operating expenses  . . . . . . .            5,747           978        13,212        36,428         3,636
                                                ------------- ------------- ------------- ------------- -------------
  Total expenses    . . . . . . . . . . . .          816,292        96,930     1,472,796     1,776,604       209,916
                                                ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME (LOSS)                        (506,105)      886,545     4,252,731    15,417,321        30,640

REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from securities sold . . . . . .       29,003,447     4,141,671    33,491,315    38,107,065     2,040,489
  Cost of securities sold   . . . . . . . .      (15,518,562)   (4,200,910)  (24,337,911)  (39,131,825)   (2,091,077)
                                                ------------- ------------- ------------- ------------- -------------
  Net realized gain (loss) on investment. .       13,484,885       (59,239)    9,153,404    (1,024,760)      (50,588)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Appreciation, Beginning of year . . . . .       29,216,865       248,942    38,527,225    10,432,619       233,274
  Appreciation (Depreciation), End of year.       52,988,226      (888,938)   37,158,327    (9,119,891)    8,276,981
                                                ------------- ------------- ------------- ------------- -------------
  Net unrealized gain (loss) on investment.       23,771,361    (1,137,880)   (1,368,898)  (19,552,510)    8,043,707
                                                ------------- ------------- ------------- ------------- -------------
NET GAIN (LOSS) ON INVESTMENTS. . . . . . .       37,256,246    (1,197,119)    7,784,506   (20,577,270)    7,993,119
                                                ------------- ------------- ------------- ------------- -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS     . . . . . . . . . . .    $  36,750,141 $    (310,574)$  12,037,237 $  (5,159,949)$   8,023,759
                                                ============= ============= ============= ============= =============


              See Notes To Financial Statements

                        ADVANCE CAPITAL I, INC.
                   STATEMENT OF CHANGES IN NET ASSETS
                 YEARS ENDED DECEMBER 31, 1999 AND 1998
-------------------------------------------------------

                                                                    EQUITY GROWTH                  BOND
                                                             ------------------------------ -----------------------------
                                                             1999           1998            1999           1998
                                                             -------------- --------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)  . . . . . . . . . . . .    $    (506,105) $    (344,938)  $     886,545  $     252,618
    Net realized gain (loss) on investments . . . . . . .       13,484,885       (299,574)        (59,239)        18,492
    Net unrealized gain (loss) on investment. . . . . . .       23,771,361     10,064,361      (1,137,880)        33,482
                                                             -------------- --------------  -------------- --------------
    Net increase (decrease) in net assets resulting
      from operations   . . . . . . . . . . . . . . . . .       36,750,141      9,419,849        (310,574)       304,592

  Distributions to Shareholders:
    Net investment income   . . . . . . . . . . . . . . .                0              0        (886,545)      (252,618)
    Net realized gain on investments  . . . . . . . . . .      (13,167,056)             0               0        (18,492)
                                                             -------------- --------------  -------------- --------------
    Total distributions to shareholders . . . . . . . . .      (13,167,056)             0        (886,545)      (271,110)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . . .       17,779,839     10,851,525      32,473,007        184,096
    Reinvestment of distributions . . . . . . . . . . . .       13,088,272              0         846,157        225,055
    Cost of shares reacquired   . . . . . . . . . . . . .       (7,997,052)    (6,542,846)     (1,506,491)      (899,446)
                                                             -------------- --------------  -------------- --------------
    Net increase (decrease) derived from share transacti.       22,871,059      4,308,679      31,812,673       (490,295)
                                                             -------------- --------------  -------------- --------------
    Net increase (decrease) in net assets . . . . . . . .       46,454,144     13,728,528      30,615,554       (456,813)

NET ASSETS
    Beginning of year   . . . . . . . . . . . . . . . . .       68,060,756     54,332,228       3,746,182      4,202,995
                                                             -------------- --------------  -------------- --------------
    End of year     . . . . . . . . . . . . . . . . . . .    $ 114,514,900  $  68,060,756   $  34,361,736  $   3,746,182
                                                             ============== ==============  ============== ==============
NUMBER OF SHARES
    Sold        . . . . . . . . . . . . . . . . . . . . .          778,469        605,020       3,299,723         17,285
    Shares issued from reinvestment of distributions. . .          520,408              0          86,399         21,229
    Reacquired    . . . . . . . . . . . . . . . . . . . .         (361,372)      (360,707)       (151,307)       (85,145)
                                                             -------------- --------------  -------------- --------------
    Net increase (decrease) in shares outstandin. . . . .          937,505        244,313       3,234,815        (46,631)

    Outstanding:
      Beginning of year   . . . . . . . . . . . . . . . .        3,394,756      3,150,443         352,744        399,375
                                                             -------------- --------------  -------------- --------------
      End of year   . . . . . . . . . . . . . . . . . . .        4,332,261      3,394,756       3,587,559        352,744
                                                             ============== ==============  ============== ==============


              See Notes To Financial Statements

                        ADVANCE CAPITAL I, INC.
            STATEMENT OF CHANGES IN NET ASSETS - Continued
                 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------

                                                                                            RETIREMENT
                                                             BALANCED                       INCOME
                                                             ------------------------------------------------------------
                                                             1999           1998            1999           1998
                                                             -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income   . . . . . . . . . . . . . . .    $   4,252,731  $   3,296,711   $  15,417,321  $  14,506,674
    Net realized gain (loss) on investments . . . . . . .        9,153,404        840,615      (1,024,760)       325,461
    Net unrealized gain (loss) on investment. . . . . . .       (1,368,898)     9,951,142     (19,552,510)    (1,938,841)
                                                             -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets resulting
      from operations   . . . . . . . . . . . . . . . . .       12,037,237     14,088,468      (5,159,949)    12,893,294

  Distributions to Shareholders:
    Net investment income   . . . . . . . . . . . . . . .       (4,252,731)    (3,296,711)    (15,417,321)   (14,506,674)
    Net realized gain on investments  . . . . . . . . . .       (9,151,425)      (840,615)              0       (284,242)
                                                             -------------  -------------   -------------  -------------
    Total distributions to shareholders . . . . . . . . .      (13,404,156)    (4,137,326)    (15,417,321)   (14,790,916)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . . .       48,211,699     25,495,015      18,057,451     29,094,377
    Reinvestment of distributions . . . . . . . . . . . .       13,332,203      4,102,654      15,215,852     14,595,861
    Cost of shares reacquired   . . . . . . . . . . . . .      (16,843,598)   (13,087,598)    (24,126,037)   (21,082,826)
                                                             -------------  -------------   -------------  -------------
    Net increase derived from share transactions. . . . .       44,700,304     16,510,071       9,147,266     22,607,412
                                                             -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets . . . . . . . .       43,333,385     26,461,213     (11,430,004)    20,709,790

NET ASSETS
    Beginning of year   . . . . . . . . . . . . . . . . .      125,882,672     99,421,459     221,220,896    200,511,106
                                                             -------------  -------------   -------------  -------------
    End of year     . . . . . . . . . . . . . . . . . . .    $ 169,216,057  $ 125,882,672   $ 209,790,892  $ 221,220,896
                                                             ============== ==============  ============== ==============
NUMBER OF SHARES
    Sold        . . . . . . . . . . . . . . . . . . . . .        2,778,565      1,559,384       1,760,916      2,736,189
    Shares issued from reinvestment of distributions. . .          789,121        248,724       1,516,528      1,372,921
    Reacquired    . . . . . . . . . . . . . . . . . . . .         (974,501)      (797,921)     (2,398,897)    (1,985,302)
                                                             -------------- --------------  -------------- --------------
    Net increase in shares outstanding. . . . . . . . . .        2,593,185      1,010,187         878,547      2,123,808

    Outstanding:
      Beginning of year   . . . . . . . . . . . . . . . .        7,346,917      6,336,730      20,948,191     18,824,383
                                                             -------------- --------------  -------------- --------------
      End of year     . . . . . . . . . . . . . . . . . .        9,940,102      7,346,917      21,826,738     20,948,191
                                                             ============================== =============================


              See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC.
         STATEMENT OF CHANGES IN NET ASSETS - Continued
-------------------------------------------------------

                                                                   CORNERSTONE
                                                                      STOCK
                                                            -----------------------------
                                                              Year           Partial Year
                                                              Ended          Ended *
                                                              Dec. 31, 1999  Dec. 31, 1998
                                                             -------------  -------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income   . . . . . . . . . . . . . . . .  $      30,640  $       2,901
    Net realized gain (loss) on investments . . . . . . . .       (50,588)              0
    Net unrealized gain on investments  . . . . . . . . . .      8,043,707        233,274
                                                             -------------  -------------

    Net increase in net assets resulting
      from operations     . . . . . . . . . . . . . . . . .      8,023,759        236,175

  Distributions to Shareholders:
    Net investment income     . . . . . . . . . . . . . . .       (30,640)        (2,901)
    Net realized gain on investments  . . . . . . . . . . .              0              0
                                                             -------------  -------------
    Total distributions to shareholders . . . . . . . . . .       (30,640)        (2,901)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . . . .     38,198,551      7,080,114
    Reinvestment of distributions   . . . . . . . . . . . .         30,541          2,901
    Cost of shares reacquired   . . . . . . . . . . . . . .    (1,182,988)              0
                                                             -------------  -------------
    Net increase derived from share transactions. . . . . .     37,046,104      7,083,015
                                                             -------------  -------------
    Net increase in net assets  . . . . . . . . . . . . . .     45,039,223      7,316,289

NET ASSETS
    Beginning of period     . . . . . . . . . . . . . . . .      7,316,289              0
                                                             -------------  -------------
    End of period     . . . . . . . . . . . . . . . . . . .  $  52,355,512  $   7,316,289
                                                             ============== ==============
NUMBER OF SHARES
    Sold        . . . . . . . . . . . . . . . . . . . . . .      3,258,482        699,003
    Shares issued from reinvestment of distributions. . . .          2,254            277
    Reacquired    . . . . . . . . . . . . . . . . . . . . .       (96,076)             0
                                                             -------------  -------------
    Net increase in shares outstanding. . . . . . . . . . .      3,164,660        699,280

    Outstanding:
      Beginning of period   . . . . . . . . . . . . . . . .        699,280              0
                                                             -------------  -------------
      End of period   . . . . . . . . . . . . . . . . . . .      3,863,940        699,280
                                                             ============= ==============

* From December 17, 1998 (commencement of operations) to December 31, 1998.

              See Notes To Financial Statements

               NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION OF THE COMPANY

	Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund.


NOTE 2.  ACCOUNTING POLICIES

	The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

	The following is a summary of significant accounting policies followed by the COMPANY.

SECURITY VALUATION

	Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

REPURCHASE AGREEMENTS

	The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

EXPENSES

	Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

FEDERAL INCOME TAXES

	It is each fund's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

DIVIDENDS

	Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. For 1999, distributions of net realized capital gains of $13,167,056 and $9,151,425 were paid by the Equity Growth and Balanced Funds, respectively.

OTHER

	Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

NOTE 3.  TRANSACTIONS WITH AFFILIATES

	Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance

Capital Group, Inc.) is the distributor of the Company's shares.
Advance Capital Group, Inc. (GROUP) is the Company's Administrator,
Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced Funds,
 .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds.
For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed
 .25% of each fund's average daily net assets.

	The COMPANY was charged investment advisory fees of $2,808,328 by MANAGEMENT for 1999. The COMPANY was charged distribution fees of $1,193,787 by SERVICES for 1999. At December 31, 1999
an employee retirement plan sponsored by SERVICES owned 76,990 shares (1.8%) of the Equity Growth Fund and 8,020 shares (0.2%) of the Cornerstone Stock Fund.

	Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer plus $250 per meeting attended.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

	The cost of purchases and proceeds from sales of investments, other than short-term obligations, for 1999 were as follows:


                	Equity			                    Retirement    Cornerstone
	                Growth        Bond           Balanced       Income        Stock
                        -----------   -----------    -----------    -----------   -----------
Purchases	        $37,957,320   $35,090,694    $68,400,558    $49,360,124   $38,764,307
Sales                    29,003,447     4,141,671     33,491,315     38,107,065     2,040,489


        The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:

	          Equity                                     Retirement  Cornerstone
	          Growth      Bond            Balanced       Income      Stock
                  ------      ----------      ----------     ----------  -----------
Purchases         None        $2,127,116      $1,119,375     None        None
Sales             None         1,030,806         543,672     None        None



        Gross unrealized appreciation and depreciation of investments for book and tax purposes as of December 31, 1999 were as follows:

	        Equity                                  Retirement   Cornerstone
	        Growth         Bond       Balanced      Income       Stock
                -----------    -------    -----------   ----------   -----------
Appreciation    $55,826,925    $ 56,996   $43,923,777   $ 2,282,670  $9,638,512
Depreciation      2,838,699     945,934     6,765,450    11,402,561   1,361,531



NOTE 5.  CAPITAL LOSS CARRYOVERS

	For 1999, the Company utilized $299,574 of capital loss carryovers in the Equity Growth Fund. At December 31, 1999, capital loss carryovers and their expiration dates were as follows:

			                       Retirement         Cornerstone
		 	       Bond            Income             Stock
                               -------         ----------         -----------
	December 31, 2007      $59,239         $1,024,760         $50,588



NOTE 6.  AUTHORIZED SHARES

	The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
  Advance Capital I, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund (constituting Advance Capital I, Inc., hereafter referred to as the "Company") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United
States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
February 7, 2000

ADDITIONAL INFORMATION (UNAUDITED)

RESULTS OF ANNUAL SHAREHOLDER VOTE

	An Annual Meeting of Shareholders of the COMPANY was held at the Novi Hilton, 21111 Haggerty Road, Novi, Michigan, on July 23, 1999 for the following purposes:

        1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.


         Directors Elected at Meeting	    Votes For
         ----------------------------       ---------
         Joseph A. Ahern	            22,435,557
         Richard W. Holtcamp	            22,312,798
         Harry Kalajian	                    22,403,630
         John C. Shoemaker	            22,435,557
         Frank R. Zimmerman	            22,328,245



        2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending December 31, 1999.

		Votes For:                    22,324,035
		Votes Against:                    29,313
		Votes to Abstain:                170,175


ADVANCE CAPITAL I, INC.                   ADVANCE CAPITAL I INC
                                          An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)        EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.            BOND FUND
100 East Pratt Street                     BALANCED FUND
Baltimore, Maryland 21202                 RETIREMENT INCOME FUND
                                          CORNERSTONE STOCK FUND
DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

INDEPENDENT ACCOUNTANTS:
PricewaterhouseCoopers LLP
203 North LaSalle Street
Chicago, IL 60601

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary            ANNUAL REPORT
                                          DECEMBER 31, 1999
BOARD OF DIRECTORS:
Joseph A. Ahern
Richard W. Holtcamp
Harry Kalajian
Thomas L. Saeli
John C. Shoemaker
Frank R. Zimmerman